File No. 333-________

As filed on August 29, 2003

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                     Pre-Effective Amendment No. 1
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                   American Skandia Advisor Funds, Inc.

                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                       Assistant Secretary, American Skandia Advisor Funds, Inc.
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                       Robert K. Fulton, Esquire
                                                 Stradley, Ronon, Stevens  & Young, LLP
                                                       2600 One Commerce Square
                                                      Philadelphia, PA 19103-7098

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the ASAF William Blair International Growth Fund of
American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of
1940, as amended.

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                  ASAF DeAM INTERNATIONAL EQUITY FUND
                                                                And the
                                            ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                       IMPORTANT PROXY MATERIALS
                                                            PLEASE VOTE NOW

Dear Shareholder:                                                      September     , 2003

I am writing to ask you to vote on an  important  proposal  whereby  the assets of the ASAF DeAM  International  Equity Fund (the "DeAM
International  Fund") and the ASAF American Century  International  Growth Fund (the "American  Century  International  Fund") would be acquired by the ASAF William  Blair  International  Growth Fund (the  "William  Blair  International  Fund" and together  with the DeAM
International  Fund and the American Century  International  Fund, the "Funds").  The proposed  acquisition is referred to as a merger.
The Funds are each a series of American Skandia Advisor Funds, Inc.  ("ASAF").  A shareholder  meeting for the DeAM  International Fund and the American  Century  International  Fund are scheduled for November 21, 2003. Only  shareholders of the DeAM  International  Fund and  American  Century  International  Fund  will  vote on the  acquisition  of the DeAM  International  Fund's  and  American  Century
International Fund's assets by the William Blair International Fund.

This package contains  information about the proposal and includes  materials you will need to vote. The Board of Directors of ASAF has reviewed the proposal and  recommended  that it be presented to shareholders of the DeAM  International  Fund and the American  Century
International  Fund for their  consideration.  Although the Directors  have  determined  that the proposal is in the best  interests of shareholders, the final decision is up to you.

If approved,  the proposed merger would give you the opportunity to participate in a larger fund with similar investment  policies.  In addition,  shareholders  are  expected  to  realize a  reduction  in both the net and gross  annual  operating  expenses  paid on their investment in the combined fund. The  accompanying  proxy  statement and  prospectus  includes a detailed  description of the proposal.
Please read the enclosed materials carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your proxy card before  mailing it in the enclosed  postage paid  envelope.  Votes must be received prior to November 21, 2003.

o By Internet.  Have your proxy card  available.  Go to the web site:  [www.proxyvote.com].  Enter your  12-digit  control  number from your proxy card.  Follow the instructions found on the web site.  Votes must be entered prior to [4 p.m. on November 20, 2003].

o By Telephone.  Call  [(800) 690-6903]  toll free.  Enter your 12-digit  control number from your proxy card.  Follow the instructions given.  Votes must be entered prior to [4 p.m. on November 20, 2003].

If you have any questions before you vote, please call us at           . We are glad to help you  understand  the  proposal  and assist you in voting. Thank you for your participation.

Judy Rice

President

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                  ASAF DeAM INTERNATIONAL EQUITY FUND
                                                                And the
                                            ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special  Meeting of  Shareholders  (the  Meeting) of the ASAF DeAM  International  Equity Fund (the "DeAM
International Fund") and the ASAF American Century  International Growth Fund (the "American Century  International Fund," and together with the DeAM  International  Fund, the "Funds") will be held at 100 Mulberry Street,  Gateway Center Three,  14th Floor,  Newark,  New
Jersey 07102, on November 21, 2003, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders of the Funds, to approve or disapprove a Plan of  Reorganization  under which the Funds will transfer all of their assets to, and all of their  liabilities  will be assumed by, the ASAF William  Blair  International  Growth Fund (the  "William  Blair
International  Fund"). In connection with this proposed  transfer,  each whole and fractional share of each class of the Funds shall be exchanged  for whole and  fractional  shares of equal net asset value of the same class of the  William  Blair  International  Fund and outstanding shares of the Funds will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of American  Skandia Advisor Funds,  Inc., on behalf of the Funds,  has fixed the close of business on September
19, 2003 as the record date for the  determination of the shareholders of the Funds, as applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Marguerite E. H. Morrison

 Secretary

Dated: September  , 2003

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                               Page
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting....................................................................................................................................
Comparisons of Some Important Features of the Funds........................................................
         The investment objective and strategies of the Funds..............................................
         Other Non-Fundamental Investment Policies of the Funds............................................
         Fundamental Investment Restrictions of the Funds..................................................
         Risks of Investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Valuation.........................................................................................
         Distribution Plan.................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the ASAF William Blair International Growth Fund shares........................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         Required vote.....................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF DeAM International Equity Fund, the ASAF
                  American Century International Growth Fund and the ASAF William Blair
                  International Growth Fund dated March 1, 2003 ........................................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders for fiscal year ended
         October 31, 2002...............................................................................(enclosed)

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                       Dated September [ ], 2003

                                                   Acquisition of the Assets of the

                      ASAF DeAM International Equity Fund and the ASAF American Century International Growth Fund

                           By and in exchange for shares of the ASAF William Blair International Growth Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special  Meeting (the "Meeting") of shareholders  the ASAF
DeAM  International  Growth Fund (the "DeAM  International  Fund") and the ASAF American Century  International  Growth Fund ("American
Century  International  Fund") (each, an "Acquired Fund" and  collectively,  the "Acquired  Funds"),  each a series of American Skandia
Advisor  Funds,  Inc.  (the  "Company"),  called by the Company to approve or  disapprove a Plan of  Reorganization  (the  "Plan").  If shareholders  of the Acquired Funds vote to approve the Plan, you will receive  shares of the ASAF William Blair  International  Growth
Fund (the "William  Blair  International  Fund" and,  together with the Acquired  Funds,  the "Funds") of the Company equal in value to your  investment  in shares of the DeAM  International  Fund and/or the American  Century  International  Fund,  as the case may be, as provided in the Plan and described at greater length below.  The Acquired Funds will then be liquidated and dissolved.

         The  Meeting  will  be  held at 100  Mulberry  Street,  Gateway  Center  Three,  14th  Floor,  Newark,  New  Jersey  07102  on
[  ],   2003   at   [  ]   [a.m.][p.m.]   Eastern   time.   The   Board   of   Directors   of   the   Company   is   soliciting   these
proxies  on  behalf  of the  Acquired  Funds.  This  Prospectus/Proxy  Statement  will  first  be  sent  to  shareholders  on or  about
[                       ], 2003.

         The  investment  objective of each Fund is to seek  capital  growth.  The William  Blair  International  Fund and the American
Century  International  Fund invest primarily in equity  securities of foreign  companies,  while the DeAM  International  Fund invests primarily in equity securities of foreign companies represented in the MSCI EFAE(R)Index.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and  issuance of shares of the
William  Blair  International  Fund that you should  know  before  investing.  You should  retain it for future  reference.  Additional information  about the  William  Blair  International  Fund and the  proposed  reorganization  has been filed with the  Securities  and
Exchange Commission ("SEC") and can be found in the following documents:

|_|      The Prospectus for the Funds dated [March 1], 2003 is enclosed with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  ("SAI")  relating to this  Prospectus/Proxy  Statement  dated  September [ ], 2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

         You are being  asked to consider  and  approve a Plan of  Reorganization  that will have the effect of  combining  each of the
Acquired Funds and the William Blair  International  Fund into a single Fund. If  shareholders of the DeAM  International  Fund vote to approve the Plan, the assets of the DeAM  International  Fund will be transferred to the William Blair  International  Fund in exchange for a then equal value of shares of the William Blair  International  Fund. If shareholders of the American Century  International Fund vote to  approve  the  Plan,  the  assets  of the  American  Century  International  Fund  will be  transferred  to the  William  Blair
International  Fund in  exchange  for a then equal  value of shares of the  William  Blair  International  Fund.  Shareholders  of each
Acquired Fund will have their shares of the Acquired Fund exchanged for William Blair  International  Fund shares of equal dollar value based upon the values of the shares at the time the Acquired  Fund's assets are  transferred to the William Blair  International  Fund.
After the transfer of assets and exchange of shares have been  completed,  the Acquired  Funds will be liquidated  and  dissolved.  The proposed reorganization is referred to in this Prospectus/Proxy Statement as the "Transaction."1  As a result of the  Transaction,  you will cease to be a shareholder of an Acquired Fund and will become a shareholder of the William Blair International Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the Company has determined that the  Transaction is in the best interests of the  shareholders  of the Acquired  Funds and the William Blair  International  Fund,
and also concluded that no dilution in value would result to the shareholders of any of the Funds as a result of the Transaction.

The Board of Directors of the Company,  on behalf of the Acquired  Funds and the William  Blair  International  Fund,  has approved the
Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who  own  shares  of an  Acquired  Fund  at the  close  of  business  on [ ],  2003  (the  "Record  Date")  will be entitled to vote at the  Meeting,  and will be entitled to one vote for each full share [and a fractional  vote for each  fractional share] that they hold of an Acquired  Fund. To approve the  Transaction  for the  reorganization  of the DeAM  International  Fund, the affirmative  vote of the  holders  of a  majority  of the  total  number  of shares of  capital  stock of the DeAM  International  Fund outstanding  and entitled to vote thereon must be voted in favor of the Plan.  To approve the  Transaction  for the  reorganization  of the American  Century  International  Fund, the affirmative  vote of the holders of a majority of the total number of shares of capital stock of the American Century International Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the enclosed  ballot  (the  "proxy  card") or over the  Internet  or by phone.  If you vote by any of these  methods,  your  votes  will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

         This  section  describes  the  investment  policies of the Acquired  Funds and the William  Blair  International  Fund and the
differences  between them. For a complete  description of the investment  policies and risks of the William Blair  International  Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives  of the Funds are  identical--each  Fund's  investment  objective is to seek capital  growth.  The investment objectives for the Funds are non-fundamental policies and can be changed without shareholder approval.

         The American Century  International  Fund and the William Blair  International  Fund invest primarily in equity  securities of foreign issuers.  The DeAM  International  Fund invests  primarily in equity  securities of foreign  companies  represented in the MSCI
EFAE(R)Index.  Each Fund  pursues its  investment  objective  through  various  investment  strategies  that are employed by the Fund's sub-advisor ( "Sub-advisor").

         The DeAM  International  Fund will  invest,  under  normal  circumstances,  at least 80% of the value of its  assets in equity securities.  The Fund  pursues its  investment  objective  by normally  investing  in the equity  securities  of companies in developed countries outside the United States that are represented in the MSCI EAFE(R)Index, which tracks stocks in Australia,  Austria,  Belgium,
Denmark,  Finland,  France,  Germany, Hong Kong, Ireland,  Italy, Japan, the Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,
Spain,  Sweden,  Switzerland and the United Kingdom.  The Sub-advisor  employs an investment  strategy that seeks to maintain a fund of equity  securities  which  approximates  the market risk of those stocks  included in the MSCI EAFE(R)Index,  but which  outperforms the index  through  active  stock  selection.  The  targeted  tracking  error of this Fund is 4% with a normal  deviation  of +/- 1%. It is possible that the deviation may be higher.

         The DeAM  International  Fund's  strategy  employed by its  Sub-advisor  of attempting to correlate a stock fund's market risk with that of a particular  index,  in this case the MSCI EAFE(R)Index,  while improving upon the return of the same index through active stock  selection,  is called a "managed alpha"  strategy.  In managing the DeAM  International  Fund, the Sub-advisor  emphasizes stock selection.  The  Sub-advisor  considers a number of factors in  considering  whether to invest in a stock,  including  earnings  growth rate,  analysts'  estimates of future earnings and  industry-relative  price  multiples.  Other factors are cash flow growth as well as earnings and price  momentum.  The Sub-advisor  generally  takes a "bottom up" approach to building the Fund,  searching for individual companies that demonstrate the best potential for significant earnings.

         The American  Century  International  Fund will seek to achieve its  investment  objective  by  investing  primarily in equity securities of  international  companies  that the  Sub-advisor  believes  will  increase in value over time.  For purposes of the Fund, equity securities include common stocks,  preferred stocks and convertible  securities.  Under normal conditions,  the American Century
Fund will  invest at least 65% of its  assets in equity  securities  of issuers  from at least  three  countries  outside of the United
States.  While the Fund's focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in issuers in developing countries.

         The American Century  International  Fund's Sub-advisor uses a growth investment strategy to look for companies whose earnings and  revenues  are growing at an  accelerating  pace.  The  Sub-advisor  tracks  financial  information  for  thousands of companies to research and selects the stocks it believes will be able to sustain  accelerating  growth.  The  Sub-advisor  believes  that,  over the long term, the stocks of companies with  accelerating  earnings and revenues have a  greater-than-average  chance to increase in value.
The Sub-advisor  recognizes that, in addition to locating strong companies with accelerating  earnings,  the allocation of assets among different  countries and regions also is an important factor in managing an international  portfolio.  For this reason, the Sub-advisor will consider a number of other factors in making  investment  selections,  including the prospects for relative  economic growth among countries  or  regions,  economic  and  political  conditions,  expected  inflation  rates,  currency  exchange  fluctuations  and  tax considerations.

         The William  Blair  International  Fund will invest,  under normal  circumstances,  at least 80% of the value of its assets in securities of issuers that are economically tied to countries other than the United States.  Equity  securities  include common stocks, preferred  stocks,  warrants and  securities  convertible  into or  exchangeable  for common or  preferred  stocks.  The William  Blair
International  Fund has the  flexibility  to invest on a worldwide  basis in companies  and  organizations  of any size,  regardless of country of organization or place of principal  business  activity.  The Fund normally  invests  primarily in securities of issuers from at least five  different  countries,  excluding  the United  States.  Although the William Blair  International  Fund intends to invest substantially  all of its assets in issuers  located  outside the United States,  it may at times invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The William Blair  International  Fund invests primarily in companies  selected by the Sub-advisor for their growth potential.
The  Sub-advisor  generally  takes a "bottom  up"  approach  to  choosing  investments  for the Fund and seeks to  identify  individual companies  with earnings  growth  potential  that may not be  recognized by the market at large,  regardless of where the companies are organized or where they primarily  conduct  business.  Although  investments  held by the William Blair  International  Fund may appear thematic,  the Sub-advisor  generally selects securities  without regard to any defined allocation among countries,  geographic regions or industry sectors, or other similar selection procedure.

         Each Fund thus pursues its objective in a different manner.  The DeAM  International  Fund tracks the MSCI EAFE(R)Index,  while the American  Century  International  Fund and the William Blair  International  Fund do not track any  particular  index.  Each of the
Sub-advisors  for the DeAM  International  Fund and the  William  Blair Fund  employ a "bottom  up"  investment  approach,  whereas the
American  Century  International  Fund  generally  employs a blend of  "bottom  up" and "top  down"  methodologies.  Each of the Funds, however, generally invests in equity securities of foreign issuers.

Other non-fundamental investment policies of the Funds

         As noted above, each Fund invests  primarily in equity  securities of foreign  companies.  Under certain  circumstances,  each
Fund may invest a portion of its assets in other types of investments or employ alternative  investment  strategies.  In general,  each
Fund may invest in options and futures,  currency  hedging  transactions  and other  derivative  instruments.  As described  more fully below,  each Fund may have  limitations  on the extent to which it may pursue  these types of  investments.  In general,  the  Acquired
Funds are more limited in their ability to pursue these types of investments,  while the William Blair  International Fund has the most flexibility to pursue alternative investments.

         The DeAM  International  Fund may invest in options on  securities  and  securities  indices,  which options may be listed for trading  on a  national  securities  exchange  or  traded  over-the-counter.  Options  transactions  may be used to pursue  the  Fund's investment  objective  and  also to  hedge  against  currency  and  market  risks,  but are not  intended  for  speculation.  The  DeAM
International  Fund may engage in financial  futures  transactions  on commodities  exchanges or boards of trade in an attempt to hedge against market risks In addition to options and financial  futures,  the DeAM  International  Fund may invest in a broad array of other derivative  instruments  including  forward  currency  transactions  and swaps in an effort to manage  investment  risk, to increase or decrease  exposure to an asset class or benchmark (as a hedge or to enhance return),  or to create an investment  position  indirectly.
The types of derivatives  and techniques  used by the Fund may change over time as new  derivatives  and strategies are developed or as regulatory changes occur.

         The American  Century  International  Fund may invest in bonds,  notes and debt  securities  of companies and  obligations  of domestic  or foreign  governments  and their  agencies.  The  American  Century  International  Fund will limit its  purchases  of debt securities  to  investment  grade  obligations.  The American  Century  International  Fund may also invest in  derivative  securities.
Certain of these  derivative  securities  may be  described  as  "index/structured"  securities,  which are  securities  whose value or performance is linked to other equity  securities  (as in the case of depositary  receipts),  currencies,  interest  rates,  securities indices or other financial  indicators  ("reference  indices").  The Fund may not invest in a derivative  security unless the reference index or the instrument to which it relates is an eligible  investment for the Fund. The Fund may also enter into  non-leveraged  stock index futures contracts and may make short sales "against the box."

         To protect against adverse  movements in exchange rates,  the American  Century  International  Fund may, for hedging purposes only,  enter into forward foreign  currency  exchange  contracts.  In addition,  the Fund may invest up to 10% of its assets in certain foreign  countries  indirectly  through  investment funds and registered  investment  companies that invest in those countries.  If the
Fund invests in investment  companies,  it will bear its  proportionate  share of the costs incurred by such  companies,  including any investment advisory fees.

         The William Blair  International  Fund may invest in debt  securities,  including  bonds rated below  investment  grade by the primary rating agencies  (so-called "junk" bonds),  mortgage and asset-backed  securities and zero coupon,  pay-in-kind and step coupon securities  (securities that do not, or may not under certain  circumstances,  make regular interest payments).  The William Blair Fund may make short sales  "against  the box." The Fund may also use  currency  hedging  techniques,  including  forward  currency  exchange contracts,  to manage  exchange  rate risk with  respect to  investments  exposed to foreign  currency  fluctuations.  Index/structured
Securities.

         In addition,  the William Blair  International  Fund may enter into futures  contracts on  securities,  financial  indices and foreign  currencies  and options on such contracts and may invest in options on securities,  financial  indices and foreign  currencies and interest rate swaps and swap-related  products  (collectively  "derivative  instruments").  The Fund intends to use most derivative instruments  primarily to hedge the value of its portfolio against potential adverse movements in securities  prices,  foreign currency markets or  interest  rates.  To a limited  extent,  the William  Blair  International  Fund may also use  derivative  instruments  for non-hedging  purposes such as seeking to increase income.  The Fund may invest in  indexed/structured  securities,  which typically are short- to  intermediate-term  debt securities whose value at maturity or interest rate is linked to currencies,  interest rates, equity securities,  indices,  commodity  prices  or other  financial  indicators.  Such  securities  may offer  growth  potential  because  of anticipated changes in interest rates, credit standing, currency relationships or other factors.

         Although the Funds do not expect to do so ordinarily,  during periods of adverse market  conditions,  each Fund may invest all or  substantially  all of its assets  temporarily  in a  defensive  manner.  When  investing  in this  manner,  the Funds may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S.  Government  securities) or hold its assets in cash. While a
Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Funds

         As noted above, a Fund may not change a fundamental  investment  restriction  without the prior approval of its  shareholders.
A  non-fundamental  investment  policy,  however,  may be changed  without  shareholder  approval.  Each Fund has  adopted  fundamental investment  restrictions  that are identical to each other Fund. These  fundamental  restrictions  limit a Fund's ability to: (i) issue senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency purposes); (iii) underwrite securities;  (iv)
purchase or sell real  estate;  (v) purchase or sell  physical  commodities;  (vi) make loans  (except for certain  securities  lending transactions);  and (vii)  concentrate  its  investments  by investing more than 25% of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry.

         In addition,  each of the Funds have adopted a fundamental investment  restriction to diversify its investments.  Accordingly, the Funds are considered  "diversified  funds" under the  Investment  Company Act of 1940, as amended (the  "Investment  Company Act").
This means that, with respect to 75% of the value of each Fund's total assets,  each Fund invests in cash,  cash items,  obligations of the U.S.  Government,  its agencies or  instrumentalities,  securities of other investment companies and "other securities." The "other securities"  are subject to the  requirement  that not more than 5% of total assets of the Fund will be invested in the securities of a single  issuer and that the Fund will not hold more than 10% of any single  issuer's  outstanding  voting  securities.  Accordingly,  a
Fund may not  purchase  the  securities  of any issuer if, as a result,  the Fund would  fail to be a  diversified  company  within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

         Like all  investments,  an investment in the Funds  involves  risk.  There is no assurance that any of the Funds will meet its investment  objective.  As with any mutual fund investing  primarily in equity  securities,  the value of the securities held by a Fund may decline.  Stocks can decline for many reasons,  including reasons related to the particular company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         Each Fund  invests  primarily  in equity  securities  of  foreign  companies.  The level of risk of  international  funds will generally  be higher  than the level of risk  associated  with  domestic  equity  funds.  Foreign  investments  involve  risks  such as fluctuations in currency exchange rates, unstable political and economic structures,  reduced availability of information,  and lack of uniform  financial  reporting  and  regulatory  practices  such as those that  apply to U.S.  issuers.  While none of the Funds  invest primarily  in  companies  located in  developing  countries,  each may invest in those  companies to some  degree,  and  investment  in developing countries may accentuate the risks of foreign investing.

         In addition,  there are certain risks that are associated  with the particular  investment  strategies  employed by each Fund.
The DeAM  International  Fund invests primarily in countries included in the MSCI EAFE(R)Index and may be more exposed to adverse market conditions in those  countries  than a fund that invested in a broader array of  countries.  However,  the William Blair  International
Fund may invest a substantial  portion of their assets in countries located in developing  markets and may be exposed to a greater risk associated with such investments as compared to the DeAM International Fund.

         The American Century  International Fund and the William Blair International Fund may invest in debt securities,  however, the
American Century  International  Fund will limit its investments to  investment-grade  debt securities.  To the extent that the William
Blair  International  Fund  invests  in  non-investment  grade  debt  securities,  it may incur a  greater  risk  associated  with such investments,  such as  credit  risk and risk of  default.  In  addition,  the  William  Blair  International  Fund may  invest  in debt securities and  derivative  instruments  to a greater  extent that the Acquired  Funds and,  therefore,  to the extent that the William
Blair  International  Fund makes such  investments,  it may incur a greater risk associated with those types of investments as compared to the Acquired Funds.

         For more information about the risks associated with the Funds' investment  strategies,  see the Funds' Prospectus,  and for a more  detailed  discussion  of the  Funds'  investments,  see the  Company's  Statement  of  Additional  Information,  all of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has  qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company"  under  Subchapter M of the Internal  Revenue Code of 1986, as
amended (the  "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among other  things,  (a) derive at least 90% of its gross  income from  dividends,  interest,  payments  with  respect to loans of stock and securities,  gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from  options,  futures,  and forward  contracts)  derived  with  respect to its  business of investing in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least
50% of the value of the Fund's total assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities  of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater than 5% of the
Fund's total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.  Government  securities or securities of other  regulated investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)  will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net  investment  income and  realized  net  short-term  capital  gain in excess of net  long-term  capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The  Transaction  may entail  various tax  consequences,  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

Management of the Company and the Funds

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential Investments
LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers  (each an "Investment  Manager" and together  the  "Investment  Managers")  pursuant to an  investment  management  agreement  with the Company on behalf of each Fund (the
"Management  Agreement").  Under the  Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight of ASISI's investment  management  responsibilities  with respect to the Company.  Pursuant to the Management  Agreement,  the Investment Managers
will jointly  administer  each Fund's  business  affairs and  supervise  each Fund's  investments.  Subject to approval by the Board of
Directors,  the Investment  Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility for  determining  what  investments  the Fund will purchase,  retain and sell.  Also subject to the approval of the Board of Directors, the Investment  Managers may reallocate a Fund's assets among  sub-advisors  including (to the extent legally  permissible)  affiliated sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption from the SEC that permits an Investment  Manager to change  sub-advisors  for a Fund and to enter into new sub-advisory  agreements  without obtaining  shareholder  approval of the changes.  Any such sub-advisor change would be subject to approval by the Board of  Directors of the  Company.  This  exemption  (which is similar to  exemptions  granted to other investment  companies  that are operated in a similar manner as the Company) is intended to facilitate  the efficient  supervision  and management of the sub-advisors by the Investment Managers and the Directors of the Company.

         The Investment  Managers  currently  engage the following  Sub-advisors  to manage the  investments of each Fund in accordance with the Fund's investment objective,  policies and limitations and any investment  guidelines  established by the Investment Managers.
Each Sub-advisor is responsible,  subject to the supervision and control of the Investment  Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Deutsche Asset  Management,  Inc. ("DeAM,  Inc."),  345 Park Avenue,  New York, New York 10154,  serves as Sub-advisor for the
DeAM  International  Fund,  as well as other series of the Company.  DeAM,  Inc.  was founded in 1838 as Morgan  Grenfell  Inc. and has provided  asset  management  services  since 1953. As of December 31, 2002, as part of Deutsche  Asset  Management  group,  DeAM,  Inc.
managed  approximately  $90 billion of Deutsche Asset  Management  group's $389.3 billion in assets.  David Koziol and Michael  Patchen are the  co-portfolio  managers for the DeAM  International  Fund. They have been involved in the management of the DeAM  International
Fund since DeAM, Inc. became the Fund's sub-advisor in May 2002. Mr. Koziol,  CFA, Director and Head of Global  Quantitative  Equities,
joined  DeAM,  Inc. in 2001 as Head of Global  Quantitative  Equity  Research  and  International  Portfolio  Manager  after 6 years of experience as a Principal in the Advanced Strategies and Research Group at Barclays Global Investors,  where he developed  quantitative equity fixed income and hedge fund  products,  and as an investment  banker at Salomon  Brothers Mr.  Patchen,  Vice President and Head
of Global  Quantitative  Equity  Portfolio  Management,  is  responsible  for  managing  a variety  of global  mandates  covering  both traditional  accounts and a  market-neutral  hedge fund. Mr. Patchen joined DeAM,  Inc. in 2000 with four years of experience  managing global quantitative mandates including hedge funds and separate accounts at AQR Capital Management and Goldman Sachs Asset Management.

         American  Century  Investment  Management,   Inc.  ("American  Century")  serves  as  Sub-advisor  for  the  American  Century
International Fund and another series of the Company.  American Century,  located at American Century Towers, 4500 Main Street,  Kansas
City,  Missouri 64111, has been providing  investment advisory services to investment  companies and institutional  clients since 1958.
As of December 31, 2002,  American  Century and its affiliates  managed assets totaling  approximately  $72 billion.  American  Century utilizes a team of portfolio  managers,  assistant portfolio managers and analysts acting together to manage the assets of the American
Century  International  Fund. The portfolio  manager members of the portfolio team  responsible for management of the American  Century
International  Fund are Keith  Creveling,  Henrik  Strabo and Mark S.  Kopinski.  Keith  Creveling,  has been a member of the team that manages the Fund since April,  2002. He joined  American  Century in 1999 as an analyst.  Prior to that,  Mr.  Creveling was an analyst at Fiduciary Trust Company  International  from September 1996 until September 1999.  Henrik Strabo joined American  Century in 1993 as an  investment  analyst,  has been a  portfolio  manager  member of the  international  team since 1994 and has  managed the Fund since
American  Century became the Fund's  Sub-advisor  in May 2000.  Mark S.  Kopinski,  Vice  President and Portfolio  Manager for American
Century,  rejoined  American  Century in April 1997 and has co-managed the Fund since American  Century became the Fund's  Sub-advisor.
From June 1995 to March 1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc.

         William Blair  & Company,  L.L.C.  ("William  Blair"),  located at 222 West Adams Street,  Chicago,  Illinois 60606,  serves as
Sub-advisor  to the  William  Blair  International  Fund.  Since its  founding in 1935,  the firm has been  dedicated  to  researching, financing and investing in high quality growth companies through four primary divisions:  investment banking,  sales and trading, asset management and private capital.  As of December 31, 2002,  William Blair managed  approximately  $11.9 billion in assets. The portfolio manager  responsible for the day-today  management of the William Blair International Fund is W. George Greig. Mr. Greig is a principal of William  Blair and joined the firm in 1996 as an  international  portfolio  manager  and has managed  the Fund since  William  Blair became its sub-advisor in November 2002.

           Pursuant to the  Management  Agreement,  ASISI  receives a monthly  investment  management  fee for the  performance  of its services.  The investment  management fee is accrued daily for the purposes of  determining  the sale and redemption  price of a Fund's shares.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the  sub-advisory  services at no additional cost to a Fund.

         Under the  Management  Agreement  with respect to the DeAM  International  Fund,  the Fund is obligated to pay ASISI an annual investment  management  fee equal to 1.10% of its  average  daily net  assets.  Under the  Management  Agreement  with  respect  to the
American  Century  International  Fund,  the Fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  Under the Management  Agreement with respect to the William Blair  International Fund, the Fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  The investment  management fee rate for the shareholders of the American  Century  International  Fund will not change as a result of the Transaction.  During the calendar year  ended  December  31,  2002,  the DeAM  International  Fund paid $[ ] in  investment  management  fees to  ASISI.  If the fee rate applicable to the William Blair  International  Fund had been in effect during such period, the DeAM International Fund would have paid
$ [ ] in investment  management  fees to ASISI.  During the calendar year ended December 31, 2002, the American  Century  International
Fund paid $[ ] in investment  management  fees to ASISI. If the fee rate  applicable to the William Blair  International  Fund had been in effect during such period, the American Century International Fund would have paid $ [  ] in investment management fees to ASISI.

         ASISI pays each  Sub-advisor a portion of the investment  management  fee that ASISI receives from each Fund.  ASISI pays such sub-advisory  fees without any additional  expense to a Fund. The Funds have comparable  sub-advisory  fee  arrangements.  With respect to the DeAM  International  Fund,  ASISI pays DeAM 0.30% of the portion of the combined  average daily net assets not in excess of $500 million; plus 0.25% of the portion over $500 million but not in excess of $1 billion; plus 0.20% of the portion over $1 billion.

         With  respect to the  American  Century  International  Fund,  ASISI pays  American  Century an annual  rate equal to American
Century 0.45% of the portion of the average  daily net assets of the Fund not in excess of $50 million;  plus 0.40% of the portion over
$50 million but not in excess of $100  million;  plus 0.35% of the portion  over $100 million but not in excess of $500  million;  plus
0.30% of the portion over $500 million.

         With respect to the William Blair  International  Fund,  ASISI pays William Blair an annual rate equal to 0.30% of the portion of the combined  average daily net assets not in excess of $500 million;  plus 0.25% of the portion over $500 million but not in excess of $1 billion;  plus 0.20% of the portion in excess of $1 billion.  Consequently,  the shareholders of the DeAM International Fund will pay an investment management fee at a lesser rate as a result of the Transaction.

         Accordingly,  at all asset  levels,  ASISI will be  required to pay a lesser  portion of its  investment  management  fees for sub-advisory  services in respect of the American  Century  International  Fund assets.  ASISI will be required to pay the same portion of its investment management fees for sub-advisory services in respect of the DeAM International Fund.

         The  Investment  Manager has  voluntarily  agreed  until March 1, 2004 to  reimburse  each Fund for its  respective  operating expenses,  exclusive of taxes,  interest,  brokerage  commissions,  distribution fees and extraordinary  expenses, but inclusive of the management  fee, which in the aggregate  exceed  specified  percentages of a Fund's average net assets as follows:  DeAM  International
Fund, 1.70%;  American Century  International  Fund,  1.60%; and William Blair  International  Fund, 1.60%. The Investment  Manager may
terminate  the above  voluntary  agreements  at any time after March 1, 2004.  Voluntary  payments of Fund  expenses by the  Investment
Manager  may be made  subject to  reimbursement  by the Fund,  at the  Investment  Manager's  discretion,  within  the two year  period following such payment to the extent  permissible under applicable law and provided that the Fund is able to effect such  reimbursement and remain in compliance with applicable expense limitations.

Distribution Plan

         The  Company  adopted  a  Distribution  and  Service  Plan  (commonly  known as a "12b-1  Plan")  for each  class of shares to compensate the Funds'  distributor  for its services and costs in distributing  shares and servicing  shareholder  accounts.  Under the
Distribution  and  Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the  Fund's  average  daily net  assets attributable  to Class A shares.  Under the Plans for  Class B, X and C  shares,  each Fund pays the  distributor  1.00% of the  Fund's average  daily net assets  attributable  to the relevant  Class of shares.  Because  these fees are paid out of the Funds' assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor uses  distribution and service fees received under each 12b-1 Plan to compensate  qualified dealers for services  provided in connection  with the sale of shares and the  maintenance of shareholder  accounts.  The  distributor's  rights to distribution and service fees received under the Class B 12b-1 Plan and the Class X 12b-1 Plan have been assigned to third parties.

Valuation

         The net asset  value  ("NAV")  per share is  determined  for each class of shares for each Fund as of the time of the close of the New York Stock  Exchange  ("NYSE")  (which is normally  4:00 p.m.  Eastern  time) on each business day by dividing the value of the
Fund's total  assets  attributable  to a class,  less any  liabilities,  by the number of total  shares of that class  outstanding.  In general,  the  assets of each Fund are  valued on the basis of market  quotations.  However,  in  certain  circumstances  where  market quotations  are not readily  available or where market  quotations  for a  particular  security or asset are believed to be  incorrect, securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The purchase  policies for each Fund are  identical.  The  offering  price is the NAV per share plus any initial  sales charge that  applies.  Class A shares are sold at NAV plus an initial  sales charge that varies  depending  on the amount of your  investment.
Class B shares are sold at NAV per share without an initial sales charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the  offering  price.  If Class C shares are redeemed  within 12 months of the first  business day of calendar month of their  purchase,  a CDSC of 1.0% will be deducted from the  redemption  proceeds.  Class X shares are sold at NAV per share without an initial sales charge.  In addition,  investors  purchasing Class X shares will receive,  as a bonus,  additional  shares having a value equal to 2.50% of the amount invested.  Although Class X shares are sold without an initial sales charge, if Class X shares are redeemed within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

         The  redemption  policies for each Fund are  identical.  Your shares will be sold at the next NAV per share  determined  after your order to sell is received,  less any applicable CDSC imposed.  Refer to the Funds'  Prospectus for more information  regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other  Funds and other  funds of the Company at NAV per share at the time of  exchange.  Exchanges of shares  involve a  redemption  of the shares of the Fund you own and a purchase of shares of another  fund.  Shares are normally  redeemed and  purchased in the exchange  transaction  on the business day on which the Transfer
Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income  and  capital  gains to  shareholder  each  year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following  table  describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Wm Blair International Growth Fund after the Transaction.

         Class A Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Equity Fund        Growth Fund       After Transaction
                                                           Class A           Class A              Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            5.75%              5.75%             5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                None1              None1             None1
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.10%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               1.50%              0.89%                0.97%
       Advisory Fee Waivers and Expense Reimbursement           (0.90)%            (0.35)%              (0.43)%
       Total Annual Fund Operating Expenses.......               2.20%              2.10%                2.10%

Class B Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Equity Fund        Growth Fund       After Transaction
                                                           Class B           Class B              Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.10%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.50%              0.89%                0.97%
       Advisory Fee Waivers and Expense Reimbursement           (0.90)%            (0.35)%              (0.43)%
       Total Annual Fund Operating Expenses.......               2.70%              2.70%                2.70%

         Class C Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Equity Fund        Growth Fund       After Transaction
                                                           Class C           Class C              Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            1.00%              1.00%             1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                1.00%3             1.00%3            1.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.10%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.50%              0.89%                0.97%
       Advisory Fee Waivers and Expense Reimbursement           (0.90)%            (0.35)%              (0.43)%
       Total Annual Fund Operating Expenses.......               2.70%              2.70%                2.70%

         Class X Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Equity Fund        Growth Fund       After Transaction
                                                           Class X           Class X              Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.10%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.50%              0.89%                0.97%
       Advisory Fee Waivers and Expense Reimbursement           (0.90)%            (0.35)%              (0.43)%
       Total Annual Fund Operating Expenses.......               2.70%              2.70%                2.70%

1. Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load)  will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of redemption  proceeds.  For an additional  discussion of wire  redemptions,  see this
Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales  charge but you may pay a CDSC if you redeem some or all of your shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after which you  purchased  such  shares.  The CDSC is 6%,  5%,  4%, 3%, 2%, 2% and 1% for  redemptions  of Class B shares  occurring  in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1% and you may incur a CDSC if you  redeem  some or all of your  Class C shares  within  12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."
4.
    From May 1, 2002 to November 10, 2002, the advisory fee for William Blair International Growth was 1.10%. From November 11, 2002
to April 30, 2003, the advisory fee was reduced to 0.95%.

Fees and expenses

         The following  table  describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Wm Blair International Growth Fund after the Transaction.

         Class A Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class A           Class A              Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            5.75%              5.75%             5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                None1              None1             None1
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

             Annual Fund Operating Expenses
             (expenses that are deducted from Fund assets)

                     Management Fees...........................               1.00%               1.06%4              1.06%4
               Estimated Distribution (12b-1) Fees.............                0.50%              0.50%               0.50%
               Other Expenses..................................                1.67%              0.89%               0.92%
               Advisory Fee Waivers and Expense Reimbursement                 (1.07)%            (0.35)%             (0.38)%
               Total Annual Fund Operating Expenses............                2.10%              2.10%               2.10%

Class B Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class B           Class B              Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.00%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.67%              0.89%                0.92%
       Advisory Fee Waivers and Expense Reimbursement           (1.07)%            (0.35)%              (0.38)%
       Total Annual Fund Operating Expenses.......               2.60%              2.60%                2.60%

         Class C Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class C           Class C              Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            1.00%              1.00%             1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                1.00%3             1.00%3            1.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.00%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.67%              0.89%                0.92%
       Advisory Fee Waivers and Expense Reimbursement           (1.07)%            (0.35)%              (0.38)%
       Total Annual Fund Operating Expenses.......               2.60%              2.60%                2.60%

         Class X Shares

                                                                                                 Wm Blair
                                                                            Wm Blair       International Growth
                                                       International      International             Fund
                                                        Growth Fund        Growth Fund       After Transaction
                                                           Class X           Class X              Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.00%             1.06%4               1.06%4
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.67%              0.89%                0.92%
       Advisory Fee Waivers and Expense Reimbursement           (1.07)%            (0.35)%              (0.38)%
       Total Annual Fund Operating Expenses.......               2.60%              2.60%                2.60%

1. Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load)  will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of redemption  proceeds.  For an additional  discussion of wire  redemptions,  see this
Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales  charge but you may pay a CDSC if you redeem some or all of your shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after which you  purchased  such  shares.  The CDSC is 6%,  5%,  4%, 3%, 2%, 2% and 1% for  redemptions  of Class B shares  occurring  in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1% and you may incur a CDSC if you  redeem  some or all of your  Class C shares  within  12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."
4.
    From May 1, 2002 to November 10, 2002, the advisory fee for William Blair International Growth was 1.10%. From November 11, 2002
to April 30, 2003, the advisory fee was reduced to 0.95%.

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds, and the cost of investing in the Wm Blair  International  Growth Fund after the  Transaction.  They assume that you invest  $10,000,  that you receive a 5% return each year, and that the Funds' total operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            776           1,402           2,051           3,781
International Growth Fund                            776           1,263           1,776           3,176
International Growth Fund                            776           1,269           1,787           3,202
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            863           1,425           2,007           3,745
International Growth Fund                            863           1,280           1,722           3,129
International Growth Fund                            863           1,286           1,734           3,155
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            460           1,115           1,889           3,916
International Growth Fund                            460           971             1,607           3,314
International Growth Fund                            460           977             1,619           3,340
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            870           1,450           2,152           3,951
International Growth Fund                            870           1,302           1,860           3,327
International Growth Fund                            870           1,308           1,872           3,354
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            776           1,402           2,051           3,781
International Growth Fund                            776           1,263           1,776           3,176
International Growth Fund                            776           1,269           1,787           3,202
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            263           1,025           1,807           3,745
International Growth Fund                            263           880             1,522           3,129
International Growth Fund                            263           886             1,534           3,155
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            360           1,115           1,889           3,916
International Growth Fund                            360           971             1,607           3,314
International Growth Fund                            360           977             1,619           3,340
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Equity Fund                            270           1,050           1,852           3,951
International Growth Fund                            270           902             1,560           3,327
International Growth Fund                            270           908             1,572           3,354
(Projected after the Transaction)

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds, and the cost of investing in the Wm Blair  International  Growth Fund after the  Transaction.  They assume that you invest  $10,000,  that you receive a 5% return each year, and that the Funds' total operating  expenses remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
International Growth Fund
International Growth Fund
International Growth Fund
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares of each  Fund for each full  calendar  year the Fund has been in operation.  The first table below each bar chart shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second  table  shows the  average  annual  total  returns  before  taxes for each Class of each Fund for 2002 and since inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing each Fund's  performance  with that of a broad-based  securities  index. The average annual figures reflect sales charges;
the other figures do not, and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past  performance  does not necessarily indicate how a Fund will perform in the future.

ASAF DeAM INTERNATIONAL EQUITY FUND*

100.00%
80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
16.91%
81.50%
-26.72%
-33.38%
-17.02%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 51.79%, 4th Quarter 1999	Down 23.15%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-21.78%	-4.83%	-4.61%
Return After Taxes on Distributions	-21.78%	-4.91%	-4.71%
Return After Taxes on Distributions and Sale of Fund Shares	-13.37%	-3.63%	-3.48%
Class B			
Return Before Taxes	-23.36%	-4.64%	-4.47%
Class C			
Return Before Taxes	-19.21%	-4.43%	-4.27%
Class X			
Return Before Taxes	-21.41%	-4.38%	-4.05%
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-2.88%	-4.53%

*Prior to May 1, 2002, the Fund was known as the ASAF Founders International Small Capitalization Fund, and Founders Asset Management LLC served as Sub-advisor to the Fund.

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND*

40.00%
20.00%
0.00%
-20.00%
-40.00%
13.93%
30.05%
-17.60%
-30.18%
-21.66%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 22.84%, 4th Quarter 1999	Down 19.80%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-26.18%	-8.84%	-9.72%
Return After Taxes on Distributions	-26.33%	-8.79%	-8.81%
Return After Taxes on Distributions and Sale of Fund Shares	-16.07%	-6.72%	-6.71%
Class B			
Return Before Taxes	-28.00%	-8.80%	-9.77%
Class C			
Return Before Taxes	-23.75%	-8.84%	-9.40%
Class X			
Return Before Taxes	-26.02%	-8.63%	-9.32%
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-2.88%	-4.53%

*Prior to May 1, 2000, the ASAF American Century International Growth Fund was known as the ASAF T. Rowe Price International Equity Fund, and Rowe Price-Fleming International, Inc. served as Sub-advisor to the Fund.

** Inception date: July 28, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND*

80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
15.70%
75.54%
-24.92%
-25.68%
-26.31%
1998
1999
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 55.63%, 4th Quarter 1999	Down 21.42%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years	10 Years (or since inception**)
Return Before Taxes	-30.57%	-4.67%	N/A
Return After Taxes on Distributions	-30.57%	-4.96%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-18.77%	-3.73%	N/A
Class B			
Return Before Taxes	-32.74%	-4.50%	N/A
Class C			
Return Before Taxes	-28.43%	-4.16%	N/A
Class X			
Return Before Taxes	-30.91%	-4.25%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	-15.94%	-2.89%	N/A

*Prior to November 11, 2002, the ASAF William Blair International Growth Fund was known as the ASAF Janus Overseas Growth Fund and Janus Capital Management, LLC served as the Sub-advisor to the Fund.

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially

REASONS FOR THE TRANSACTION

         The Directors,  including all of the Directors who are not "interested  persons" of the Company (the "Independent  Directors")
have  unanimously  determined  that the  Transaction  would be in the best interests of the  shareholders of the Acquired Funds and the
William Blair  International  Funds and that the interests of the  shareholders  of Acquired Funds and the William Blair  International
Funds  would not be diluted as a result of the  Transaction.  At a meeting  held on July 25,  2003,  the Board  considered  a number of factors that it believes benefits the shareholders of each Acquired Fund, including the following:
o  the compatibility of the Funds' investment objectives, policies and restrictions;
o  the relative past and current growth in assets and investment performance of the Funds and their future prospects for growth;
o  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;
o  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;
o the relative size of each of the Acquired  Funds as compared to the William  Blair  International  Fund and the past and  anticipated future inability of the Acquired Funds to achieve satisfactory asset growth; and
o        the potential  benefits of the proposed  Transaction to the  shareholders of each Fund,  including the long-term  economies of scale.

         At the July 25 meeting,  the Investment  Managers  recommended the Transaction to the Board. In recommending  the Transaction, the Investment  Managers advised the Board that the Funds have comparable  investment  objectives,  and similar policies and investment portfolios.  Moreover,  the Investment  Managers reported that the Funds have similar investment  styles.  Although the shareholders of the American  Century  International  Fund will pay investment  management  fees at the same rates as shareholders of the William Blair
International  Fund, the Investment  Managers  expressed the belief that the Transaction  would benefit the shareholders of each of the
Funds.  In this  regard,  the  Investment  Managers  advised  the  Board  that,  as of [ ],  2003,  the  DeAM  International  Fund  had
attracted  net  assets  of  approximately  $51  million  and the  American  Century  International  Fund had  attracted  net  assets of approximately  $57 million,  while the William  Blair  International  Fund had assets of  approximately  $133 million at that date.  In addition,  the  Investment  Managers  advised the Board that the Acquired  Funds have higher total cost  structures  and higher expense ratios (before fee waivers or expense  reimbursements) as compared to the William Blair  International  Fund.  Accordingly,  by merging the Funds, the Acquired Funds'  shareholders  would enjoy a greater asset base over which expenses may be spread.  The Board considered the Investment Managers' advice that if the merger is approved,  shareholders of each Acquired Fund,  regardless of the class of shares they own, should realize a reduction in both the net annual operating  expenses and gross annual  operating  expenses (that is, without any  waivers or  reimbursements)  paid on their  investment,  although  there can be no  assurance  that  operational  savings  will be realized.  In  addition,  the Board  considered  that,  even though  expenses  would not  immediately  decrease  for the William  Blair
International  Fund,  the  incremental  assets should help to stabilize  certain  non-distribution  related  expenses.  The  Investment
Managers  also  expressed  their belief that a merger of the Acquired  Funds into the William  Blair  International  should  facilitate marketing  efforts for the William  Blair  International  and, in doing so,  potentially  would enhance asset growth for the benefit of shareholders of all of the Funds.  The Board was advised that the expenses  associated with the  solicitation of proxies would be borne by the Investment Managers.

         The Board,  including a majority of the  Independent  Directors,  unanimously  concluded  that the  Transaction is in the best interests  of the  shareholders  of the Acquired  Funds and the William  Blair  International  Fund and that no dilution of value would result to the  shareholders  of the Acquired Funds or the William Blair  International  Fund from the  Transaction.  Consequently,  the
Board approved the Plan and recommended that shareholders of each Acquired Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If  shareholders  of the DeAM  International  Fund do not approve the Plan, the Board will consider other possible  courses of action for the DeAM International Fund,  including,  among others,  consolidation of the DeAM International Fund with one or more funds of the Company  other than the William  Blair  International  Fund or  unaffiliated  funds.  If  shareholders  of the American  Century
International  Fund do not  approve  the Plan,  the Board will  consider  other  possible  courses of action for the  American  Century
International Fund,  including,  among others,  consolidation of the American Century  International Fund with one or more funds of the
Company other than the William Blair International Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of an Acquired Fund approve the Plan, the  Transaction  will take place (with respect to that Acquired Fund)
after  various  conditions  are  satisfied  by the Company on behalf of the Acquired  Fund and the William  Blair  International  Fund,
including  the  preparation  of certain  documents.  The Company  will  determine a specific  date for the actual  Transaction  to take place.  This is called the "closing date." If the  shareholders  of an Acquired Fund do not approve the Plan, the Transaction  will not take place with respect to that Acquired Fund.

         If the  shareholders  of an Acquired Fund approve the Plan, the Acquired Fund will deliver to the William Blair  International
Fund  substantially  all of its assets on the closing  date.  As a result,  shareholders  of the Acquired  Fund will  beneficially  own shares of the William Blair  International  Fund that,  as of the date of the  exchange,  have a value equal to the dollar value of the assets  delivered to the William Blair  International  Fund. The stock  transfer books of the Acquired Fund will be permanently  closed on the closing  date.  Requests to transfer or redeem  assets  allocated to the  Acquired  Fund may be submitted at any time before the close of the NYSE on the closing  date;  requests  that are  received  in proper form prior to that time will be effected  prior to the closing.

         To the extent permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction at any time before or, to the extent  permitted by law, after the approval by shareholders of the Acquired
Fund.

Expenses of the Transaction

         The expenses  resulting from the  Transaction  will be paid by PI (or its  affiliates).  The Funds will not incur any expenses associated  with the  Transaction.  The portfolio  securities of each of the Acquired Funds will be transferred  in-kind to the William
Blair  International  Fund prior to the restructuring of the Acquired Fund's investment  portfolio.  Accordingly,  the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code. It is a condition to each Fund's  obligation to complete the Transaction  that the Funds will have received an opinion from Stradley Ronon
Stevens  & Young,  LLP,  counsel to the Funds,  based upon  representations  made by each Acquired Fund and William Blair  International
Fund, and upon certain assumptions, substantially to the effect that:

         1. The  acquisition  by William Blair  International  Fund of the assets of each  Acquired Fund in exchange  solely for voting shares of William Blair International Fund and the assumption by William Blair  International Fund of the liabilities,  if any, of each
Acquired Funds,  followed by the  distribution of the William Blair  International  Fund shares acquired by each Acquired Fund pro rata to their  shareholders,  will  constitute a  reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and William  Blair
International  Fund and each  Acquired  Fund each will be "a party to a  reorganization"  within the meaning of  Section 368(b)  of the
Code;

         2. The  shareholders  of the  Acquired  Funds will not  recognize  gain or loss upon the exchange of all of their shares of an
Acquired Fund solely for shares of William Blair  International Fund, as described in this combined  Prospectus/Proxy  Statement and in the Plan;

         3. No gain or loss will be  recognized  by an Acquired  Fund upon the  transfer of its assets to William  Blair  International
Fund in exchange solely for Class A,  Class B,  Class C,  and Class X shares of William Blair  International Fund and the assumption by
William Blair  International  Fund of the  liabilities,  if any, of the Acquired Fund. In addition,  no gain or loss will be recognized by William Blair  International  Fund on the  distribution of such shares to the shareholders of an Acquired Fund in liquidation of the
Acquired Fund;

         4. No gain or loss will be recognized by William Blair  International  Fund upon the  acquisition of the assets of an Acquired
Fund in exchange solely for shares of William Blair  International Fund and the assumption of the liabilities,  if any, of the Acquired
Fund;

         5. William  Blair  International  Fund's basis for the assets  acquired from an Acquired Fund will be the same as the basis of these  assets when held by the  Acquired  Fund  immediately  before the  transfer,  and the holding  period of such assets  acquired by
William Blair International Fund will include the holding period of these assets when held by the Acquired Fund;

         6. Acquired  Funds'  shareholders'  basis for the shares of William Blair  International  Fund to be received by them pursuant to the reorganization will be the same as their basis in the Acquired Fund's shares exchanged; and

         7. The holding  period of William  Blair  International  Fund shares to be received by the  shareholders  of an Acquired  Fund will include the holding  period of their  Acquired  Fund shares  exchanged  provided  such  Acquired  Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of each  Acquired  Fund  should  consult  their  tax  advisers  regarding  the tax  consequences  to them of the
Transaction  in light of their  individual  circumstances.  In  addition,  because the  foregoing  discussion  relates only to the U.S.
federal  income tax  consequences  of the  Transaction,  shareholders  also should  consult  their tax advisers as to state,  local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the William Blair International Fund shares.

         Shares of the William Blair  International  Fund will be distributed to  shareholders  of the Acquired Funds and will have the same legal  characteristics  as the  shares of the  Acquired  Funds with  respect  to such  matters  as voting  rights,  assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following table sets forth, as of April 30, 2003 the  capitalization  of shares of the  International  Equity Fund and the
Wm Blair  International  Growth Fund.  The table also shows the  projected  capitalization  of the Wm Blair  International  Growth Fund shares as adjusted  to give  effect to the  proposed  Transaction.  The  capitalization  of the Wm Blair  International  Growth Fund is
likely to be different when the Transaction is consummated.

         Class A

                                            International      International                         International Growth
                                                                                                     Fund Projected after
                                            Equity Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       14,472,677          29,677,570                                 44,150,247

Total shares outstanding...................        1,884,252           3,641,721        (108,463)*                5,417,510

Net asset value per share..................             7.68                8.15                                       8.15

         Class B

                                                                                                     International Growth
                                            International      International                         Fund Projected after
                                            Equity Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................       20,626,151          55,866,518                                 76,492,669

Total shares outstanding...................        2,740,903           6,993,180        (159,407)*                9,574,676

Net asset value per share..................             7.53                7.99                                       7.99

         Class C

                                                                                                     International Growth
                                            International      International                         Fund Projected after
                                            Equity Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        9,139,241          28,158,039                                 37,297,280

Total shares outstanding...................        1,219,038           3,517,711         (76,633)*                4,660,116

Net asset value per share..................             7.50                8.00                                       8.00

         Class X

                                                                                                     International Growth
                                            International      International                         Fund Projected after
                                            Equity Fund        Growth Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................        5,046,019          16,117,241                                 21,163,260

Total shares outstanding...................          671,021           2,017,246         (39,479)*                2,648,788

Net asset value per share..................             7.52                7.99                                       7.99

*Reflects the change in shares of  DeAM International Equity upon conversion to William Blair International Growth.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following  table sets forth, as of April 30, 2003 the  capitalization  of shares of the AC  International  Growth Fund and the Wm Blair International  Growth Fund. The table also shows the projected  capitalization of the Wm Blair  International  Growth Fund shares as adjusted  to give  effect to the  proposed  Transaction.  The  capitalization  of the Wm Blair  International  Growth Fund is
likely to be different when the Transaction is consummated.

         Class A

                                                                                                     Wm Blair
                                            AC                 Wm Blair                              International Growth
                                            International      International                         Fund Projected after
                                            Growth Fund        Growth Fund         Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       20,017,438          29,677,570                                 49,695,008
6,097848,
Total shares outstanding...................        3,552,483           3,641,721      (1,096,356)*                6,097,848

Net asset value per share..................             5.63                8.15                                       8.15

         Class B

                                                                                                     Wm Blair
                                            AC                 Wm Blair                              International Growth
                                            International      International                         Fund Projected after
                                            Growth Fund        Growth Fund         Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       17,800,647          55,866,518                                 73,667,165

Total shares outstanding...................        3,130,241           6,993,180        (902,375)*                9,221,046

Net asset value per share..................             5.69                7.99                                       7.99

         Class C

                                                                                                     Wm Blair
                                            AC                 Wm Blair                              International Growth
                                            International      International                         Fund Projected after
                                            Growth Fund        Growth Fund         Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       13,241,923          28,158,039                                 41,399,962

Total shares outstanding...................        2,333,623           3,517,711        (678,383)*                5,172,951

Net asset value per share..................             5.67                8.00                                       8.00

         Class X

                                                                                                     Wm Blair
                                            AC                 Wm Blair                              International Growth
                                            International      International                         Fund Projected after
                                            Growth Fund        Growth Fund         Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................        4,779,243          16,117,241                                 20,896,484

Total shares outstanding...................          838,898           2,017,246        (240,745)*                2,615,399

Net asset value per share..................             5.70                7.99                                       7.99

*Reflects the change in shares of American Century International Growth upon conversion to William Blair International Growth.

VOTING INFORMATION

         Shareholders  of record of each  Acquired  Fund on the Record  Date will be  entitled  to vote at the  Meeting.  On the Record
Date,  there  were  [ ]  shares  of  the  DeAM  International  Fund  and  [  ]  shares  of  the  American  Century  International  Fund issued and outstanding.

         The presence in person or by proxy of the holders of a majority of the  outstanding  shares of an Acquired Fund entitled to be voted  at the  Meeting  is  required  to  constitute  a  quorum  of the  Acquired  Fund at the  Meeting.  Shares  beneficially  held by shareholders  present in person or represented  by proxy at the Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority of the total number of shares of capital  stock of each  Acquired  Fund  outstanding  and  entitled to vote  thereon is  necessary to approve the Plan for the
Acquired Fund. Each  shareholder  will be entitled to one vote for each full share[,  and a fractional vote for each fractional  share]
of an Acquired Fund held at the close of business on the Record Date.

         Shares held by  shareholders  present in person or  represented  by proxy at the Meeting will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues  before the Meeting.  An  abstention  by a shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under  existing NYSE rules, it is not expected  that brokers will be permitted to vote  Acquired Fund shares in their  discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote. As a result,  the Funds do not anticipate  any broker  non-votes.  The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

..........Shareholders  having more than one account in the  Acquired  Funds  generally  will  receive a single  proxy  statement  and a separate proxy card for each account,  including  separate proxy cards. It is important to mark,  sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments of the Meeting to permit further  solicitation of proxies.  Any such  adjournment  will require the affirmative vote of a majority of those shares  represented  at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not ordinarily  hold annual  shareholders'  meetings.  The Board of Directors may call special meetings of the  shareholders  for action by shareholder  vote as required by the Investment  Company Act or the Company's governing documents.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company  certain  proposals  for  shareholder  action  which he or she intends to  introduce  at such special meetings;  provided,  among other things,  that such  proposal is received by the Company a reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring before the Meeting the matter set forth in the  foregoing  Notice.  The  Directors do not expect any other business to be brought before the Meeting.  If, however,  any other matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed  proxy will vote in accordance  with their  judgment.  A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:
o........By mail, with the enclosed proxy card.
o        In person at the Meeting
                  o        By phone
                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be  solicited by  telephone,  facsimile,  through  electronic  means such as email,  or in person by officers or representatives of the Company.  In addition,  the Company has engaged Georgeson  Shareholder  Communications,  Inc.  ("Georgeson"),  a
professional  proxy  solicitation  firm, to assist in the solicitation of proxies.  As the Meeting date  approaches,  you may receive a phone call from a representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority,  by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         Each of the Acquired Funds and the William Blair  International Fund are separate series of the Company,  which is an open-end management  investment  company  registered with the SEC under the Investment  Company Act. Each Fund is, in effect,  a separate mutual fund.  Detailed  information  about the Company and each Fund is contained in the  Prospectus  for the Funds which is attached with and considered  a part of this  Prospectus/Proxy  Statement.  Additional  information  about the  Company  and each Fund is included in the
Company's  Statement of Additional  Information,  dated [March 1], 2003, which has been filed with the SEC and is incorporated into the
SAI relating to this Prospectus/Proxy Statement.

         A copy of the  Company's  Annual  Report  to  Shareholders  for the  fiscal  year  ended  October  31,  2002 and a copy of the
Semi-Annual  Report to Shareholders for the period ended April 30, 2003 are part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's Annual and Semi-Annual  Reports to Shareholders by calling  1-800-752-6342 or by writing to the Company at
One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Company,  on behalf of the Funds,  files proxy  materials,  reports and other  information with the SEC in accordance with the  informational  requirements  of the  Securities  Exchange Act of 1934 and the  Investment  Company  Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional  Offices
of the SEC  located  in New York City at 233  Broadway,  New York,  NY 10279 and in  Chicago at 175 W.  Jackson  Boulevard,  Suite 900,
Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,
upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets  forth,  as of the Record  Date,  each  shareholder  that owns of record more than 5% of any class of the
DeAM International Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment  power with respect to the security.

         The table below sets  forth,  as of the Record  Date,  each  shareholder  that owns of record more than 5% of any class of the
American Century International Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment  power with respect to the security.

         As of the Record  Date,  the  officers  and  Directors  of the  Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                                EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Form of Plan of  Reorganization  by American Skandia Advisor Funds, Inc. on behalf of each Acquired Fund and the ASAF
                  William Blair International Growth Fund

   B              Prospectus for the ASAF DeAM International  Equity Fund, the ASAF American Century  International Growth Fund and the
                  ASAF  William  Blair  International  Growth  Fund of American  Skandia  Advisor  Funds,  Inc.  dated  [March 1], 2003
                  (enclosed)

   C              ASAF Annual Report to Shareholders for fiscal year ended October 31, 2002 (enclosed)

A-26

                                                                                                    Doc. #714054v.2 - 8/29/2003 9:45 am
                                                               EXHIBIT A

                                                    Form of Plan of Reorganization

                                                        PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this ____th day of _____,  2003, by American  Skandia  Advisor Funds,
Inc. (the  "Company"),  a business trust  organized under the laws of the State of Maryland with its principal place of business at One
Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the ASAF William Blair International Equity Fund (the "Acquiring Fund") and
the ASAF DeAM International  Equity Fund (the "Acquired Fund"), both series of the Company.  Together,  the Acquiring Fund and Acquired
Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the  liabilities of the Acquired Fund in exchange  solely for full and fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution  of Acquiring Fund Shares to the  shareholders  of the
Acquired Fund according to their  respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the
Acquired  Fund as soon as  practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the
Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and conditions of this Plan,  the Company on behalf of the Acquired Fund shall convey,  transfer and deliver to the  Acquiring  Fund at the Closing  all of the  Acquired  Fund's  then  existing  assets,  free and clear of all liens, encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption),  except for cash,  bank  deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other  appropriate  liabilities  reserves shall be established on the Acquired  Fund's  books  (hereinafter  "Net  Assets").  The Acquired  Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing deliver to the Acquired  Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund  ("Acquired  Fund Shares") on the Closing Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result  thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York
Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in
Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its shareholders of record as of the close of business on the Closing  Date,  the  Acquiring  Fund Shares  received by the Acquired  Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund  shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation  procedures  set forth in
Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the "Closing  Date") shall be December 31, 2003, or such earlier or later date as  determined by the Company's  officers.  The
Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing Date.  The Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.
Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund  Shares  and the  number of full and  fractional  shares  owned by each such  shareholder,  all as of the
Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring  Fund shall issue and deliver a  confirmation  evidencing  the Acquiring Fund Shares to be  credited  to the  Acquired  Fund's  account  on the  Closing  Date to the  Secretary  of the  Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of Maryland and validly existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial  interest's acquired Fund shares,  par value $0.001 each, each outstanding share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The Company has the  necessary  power and authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has elected to be treated as a  regulated  investment  company (a "RIC") for  federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code") and the  Acquired  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

         (h)      The Acquired Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial  Owner
for United  States  Withholding  (or other  appropriate  series of Form W-8,  as the case may be), or Form W-9,  Request  for  Taxpayer
Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized  under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company  and all of the  Acquiring  Fund  Shares  sold  have  been  sold  pursuant  to an  effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of  beneficial interest's  Acquiring  Fund shares,  par value $0.001  each,  each  outstanding  share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be eligible  for  offering to the public in those  states of the United
States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Fund Shares  registered  under the 1933 Act to permit the  transfers  contemplated  by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the
Internal  Revenue Code of 1986, as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The statement of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and  outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in "(a)" above, free and clear of all liens or encumbrances of any nature  whatsoever, except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed  in the  Company's  current  effective  prospectus,  there is no material  suit,  judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Funds.

         (e)      The  execution,  delivery,  and  performance  of this Plan have been duly  authorized by all necessary  action of the
Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority  to conduct the business of the Funds,  as such  business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends  that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the
Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the  Acquired  Fund  intends to have  available a copy of the  shareholder ledger  accounts,  certified by the  Company's  transfer  agent or its President or a  Vice-President  to the best of its or his or her knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Fund  Shares  as of the  Valuation  Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired  Fund entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with  respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the  following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date;  (ii)  performance  of all  obligations  required by this
Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each Fund,  prior to the  Closing  Date that, together with all previous  distributions,  shall have the effect of  distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income  and  capital  gain net income  from any prior  period.  Capital  gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory to it from  Messrs.  Stradley  Ronon  Stevens  & Young,  LLP,  counsel to the Company,  to the effect that,  subject in all respects to the effects of  bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund Shares to be issued  pursuant  to the terms of this Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be  non-assessable  by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required  to be taken by the Company  and/or  Funds to  authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Company violates any provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which the  Funds are  otherwise  bound;  this  Plan is the  legal,  valid and  binding obligation of the Company and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's registration  statement, of which the prospectus dated March 1, 2003 relating to each
Fund (the  "Prospectus")  is a part,  is, at the time of the  signing  of this Plan,  effective  under the 1933 Act,  and,  to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement with respect to the Acquiring Fund Shares to be delivered to the Acquired
Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order suspending the  effectiveness of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring Fund with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Fund Shares  lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net Assets of the Acquired Fund comprising  at least 90% in fair  market  value of the total net  assets and 70% of the fair  market  value of the total  gross  assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection  with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by  resolution of the Board of Directors,  if  circumstances  develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have not been  consummated  by [March  1,  2004],  the Plan  shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the  Acquiring  Fund nor the Acquired
Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors,  agents or shareholders nor the
Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.
This provision shall not protect any officer,  director,  agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such terms and  conditions  shall  result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the  Acquired  Fund in which  event,  unless such terms and  conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the  entire  plan of the  Company  on behalf  of the Funds and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be  assigned  without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Company at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia Advisor Funds,  Inc., on behalf ASAF William Blair  International  Equity Fund and the
ASAF DeAM  International  Equity Fund, has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF William Blair International Equity Fund. ASAF DeAM International Equity Fund.

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

                                                        PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this ____th day of _____,  2003, by American  Skandia  Advisor Funds,
Inc. (the  "Company"),  a business trust  organized under the laws of the State of Maryland with its principal place of business at One
Corporate Drive,  Shelton,  Connecticut 06484, on behalf of the ASAF William Blair International Equity Fund (the "Acquiring Fund") and
the ASAF American Century  International  Growth Fund (the "Acquired Fund"), both series of the Company.  Together,  the Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the  liabilities of the Acquired Fund in exchange  solely for full and fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution  of Acquiring Fund Shares to the  shareholders  of the
Acquired Fund according to their  respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the
Acquired  Fund as soon as  practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the
Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and conditions of this Plan,  the Company on behalf of the Acquired Fund shall convey,  transfer and deliver to the  Acquiring  Fund at the Closing  all of the  Acquired  Fund's  then  existing  assets,  free and clear of all liens, encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption),  except for cash,  bank  deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other  appropriate  liabilities  reserves shall be established on the Acquired  Fund's  books  (hereinafter  "Net  Assets").  The Acquired  Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing deliver to the Acquired  Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund  ("Acquired  Fund Shares") on the Closing Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result  thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York
Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in
Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its shareholders of record as of the close of business on the Closing  Date,  the  Acquiring  Fund Shares  received by the Acquired  Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund  shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation  procedures  set forth in
Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the "Closing  Date") shall be December 31, 2003, or such earlier or later date as  determined by the Company's  officers.  The
Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing Date.  The Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.
Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund  Shares  and the  number of full and  fractional  shares  owned by each such  shareholder,  all as of the
Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring  Fund shall issue and deliver a  confirmation  evidencing  the Acquiring Fund Shares to be  credited  to the  Acquired  Fund's  account  on the  Closing  Date to the  Secretary  of the  Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(c)      The Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of Maryland and validly existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(d)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial  interest's acquired Fund shares,  par value $0.001 each, each outstanding share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The Company has the  necessary  power and authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has elected to be treated as a  regulated  investment  company (a "RIC") for  federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code") and the  Acquired  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

         (h)      The Acquired Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial  Owner
for United  States  Withholding  (or other  appropriate  series of Form W-8,  as the case may be), or Form W-9,  Request  for  Taxpayer
Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized  under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company  and all of the  Acquiring  Fund  Shares  sold  have  been  sold  pursuant  to an  effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of  beneficial interest's  Acquiring  Fund shares,  par value $0.001  each,  each  outstanding  share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be eligible  for  offering to the public in those  states of the United
States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Fund Shares  registered  under the 1933 Act to permit the  transfers  contemplated  by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the
Internal  Revenue Code of 1986, as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The statement of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and  outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in "(a)" above, free and clear of all liens or encumbrances of any nature  whatsoever, except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed  in the  Company's  current  effective  prospectus,  there is no material  suit,  judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Funds.

         (e)      The  execution,  delivery,  and  performance  of this Plan have been duly  authorized by all necessary  action of the
Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority  to conduct the business of the Funds,  as such  business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends  that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the
Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the  Acquired  Fund  intends to have  available a copy of the  shareholder ledger  accounts,  certified by the  Company's  transfer  agent or its President or a  Vice-President  to the best of its or his or her knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Fund  Shares  as of the  Valuation  Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired  Fund entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with  respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the  following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date;  (ii)  performance  of all  obligations  required by this
Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each Fund,  prior to the  Closing  Date that, together with all previous  distributions,  shall have the effect of  distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income  and  capital  gain net income  from any prior  period.  Capital  gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory to it from  Messrs.  Stradley  Ronon  Stevens  & Young,  LLP,  counsel to the Company,  to the effect that,  subject in all respects to the effects of  bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund Shares to be issued  pursuant  to the terms of this Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be  non-assessable  by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required  to be taken by the Company  and/or  Funds to  authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Company violates any provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which the  Funds are  otherwise  bound;  this  Plan is the  legal,  valid and  binding obligation of the Company and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's registration  statement, of which the prospectus dated March 1, 2003 relating to each
Fund (the  "Prospectus")  is a part,  is, at the time of the  signing  of this Plan,  effective  under the 1933 Act,  and,  to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement with respect to the Acquiring Fund Shares to be delivered to the Acquired
Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order suspending the  effectiveness of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring Fund with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Fund Shares  lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net Assets of the Acquired Fund comprising  at least 90% in fair  market  value of the total net  assets and 70% of the fair  market  value of the total  gross  assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection  with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by  resolution of the Board of Directors,  if  circumstances  develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have not been  consummated  by [March  1,  2004],  the Plan  shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the  Acquiring  Fund nor the Acquired
Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors,  agents or shareholders nor the
Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.
This provision shall not protect any officer,  director,  agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such terms and  conditions  shall  result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the  Acquired  Fund in which  event,  unless such terms and  conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the  entire  plan of the  Company  on behalf  of the Funds and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be  assigned  without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Company at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia Advisor Funds,  Inc., on behalf ASAF William Blair  International  Equity Fund and the
ASAF American Century  International  Growth Fund, has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF William Blair  International  Equity Fund. ASAF American Century  International
                                                   Growth Fund.

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

5

                                                               EXHIBIT B

                                                    Prospectus dated MArch 1, 2003

         The Prospectus for the ASAF DeAM International  Equity Fund, the ASAF American Century  International growth Fund and the ASAF
William Blair International  Growth Fund of American Skandia Advisor Funds, Inc. dated March 1, 2003, is part of this  Prospectus/Proxy
Statement and will be included in the proxy solicitation mailing to shareholders.

                                                               EXHIBIT C

                                                 ANNUAL REPORT dated OCTOBER 31, 2002

         The ASAF Annual Report to  Shareholders  for fiscal year ended October 31, 2002,  is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

Logo
One Corporate Drive
PO Box 883
Shelton, CT  06484

3 EASY WAYS TO VOTE YOUR PROXY

1.  Automated Touch Tone Voting:  Call toll-free [1-888-221-0697]
     and use the control number shown.

2.  On the Internet at [______________________], look for ____________ and use the control number shown.

3.  Sign, Date and Return this proxy card using the enclosed postage paid envelope.

***    CONTROL NUMBER:  999  999  999  999  99    ***

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN  SKANDIA  ADVISOR  FUNDS,  INC.  (THE  "COMPANY")  FOR USE AT THE SPECIAL
MEETING OF SHAREHOLDERS
TO BE HELD AT 100 MULBERRY  STREET,  GATEWAY  CENTER  THREE,  14TH FLOOR,  NEWARK,  NEW JERSEY 07102 ON NOVEMBER 21, 2003 AT 11:00 A.M.
EASTERN TIME.

The undersigned hereby appoints  ___________________,  __________, and _________ and each of them, with full power of substitution,  as proxies of the  undersigned  to vote at the above stated  Special  Meeting,  and all  adjournments  thereof,  all shares of  beneficial interest of the Fund named above held of record by the  undersigned  on the record date for the Meeting,  upon the matters set forth on the reverse side of this card, and upon any other matter which may properly come before the Meeting, at their discretion.

Every properly signed proxy will be voted in the manner  specified hereon and, in the absence of  specification,  will be voted FOR the proposals.

Date:

Sign here exactly as name(s) appear(s) on left.

Joint  owners  should each sign  personally.  If only one signs,  his or her  signature  will be binding.  If the  contract  owner is a trust,  custodial account or other entity,  the name of the trust or the custodial  account should entered and the trustee,  custodian, etc. should sign in his or her own name,  indicating  that he or she is "Trustee,"  "Custodian," or other  applicable  designation.  If the contract owner is a partnership,  the partnership should be entered and the partner should sign in his or her own name,  indicating that he or she is a "Partner.".

(Continued on Reverse Side)

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

1.       TO APPROVE a PLAN OF  REORGANIZATION  OF THE company ON BEHALF OF THE ASAF  ________________  Fund  ("_________") AND THE ASAF
           ______________  Fund  ("________________")  OF THE company,  THAT PROVIDES FOR THE ACQUISITION OF  SUBSTANTIALLY  ALL OF THE
           ASSETS OF the _________ fund IN EXCHANGE FOR SHARES OF _________ fund, THE  DISTRIBUTION OF SUCH SHARES TO THE  SHAREHOLDERS
           OF the __________ fund, AND THE LIQUIDATION AND DISSOLUTION OF _____________ fund.

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                      Dated September _____, 2003

                                                     Acquisition of the Assets of
                                              the ASAF DeAM International Equity Fund and
                                         the ASAF American Century International Growth Fund,
                                          both series of American Skandia Advisor Funds, Inc.

                                                 By and in exchange for shares of the
                                           the ASAF William Blair International Growth Fund,
                                         also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the ASAF DeAM  International  Equity  Fund and the ASAF  American  Century  International  Growth Fund for shares of the ASAF
William Blair International Growth Fund.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed  with and is legally considered to be a part of this SAI:

1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction  with the  Prospectus/Proxy  Statement  dated September
__,  2003,  relating  to the  above-referenced  transaction.  You can  request  a copy of the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

10

                                                                                                    Doc. #714054v.2 - 8/29/2003 9:45 am
                                                   Attachments to SAI (page 1 of 2)

         The American  Skandia  Advisor Funds,  Inc.  Statement of Additional  Information  dated March 1, 2003 is part of this SAI and will be  provided  to all  shareholders  requesting  this  SAI.  For  purposes  of  this  EDGAR  filing,  the  above-referenced  SAI is incorporated herein by reference to the Company's SAI filed under Rule 497(j) on May 16, 2003.

                                                   Attachments to SAI (page 2 of 2)

         The  following  are projected  (pro forma)  financial  statements  that were  prepared to indicate the  anticipated  financial information for the combined fund following the completion of the  reorganization.  They consist of a Pro Forma Combining  Statement of
Assets and Liabilities;  a Pro Forma Combining Statement of Operations;  notes relating to the combining Statements; and a Combined Pro
Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF DeAM INTERNATIONAL EQUITY/ASAF WILLIAM BLAIR INTERNATIONAL GROWTH
APRIL 30, 2003 (UNAUDITED)
                                                                                                                                  ASAF                 ASAF                 ASAF                ASAF                ASAF                ASAF
                                                                                                                                  DeAM            WILLIAM BLAIR        WILLIAM BLAIR            DeAM           WILLIAM BLAIR       WILLIAM BLAIR
                                                                                                                             INTERNATIONAL        INTERNATIONAL        INTERNATIONAL       INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                                                                                                                 GROWTH               GROWTH               GROWTH              GROWTH              GROWTH              GROWTH
                                                                                                                                SHARES               SHARES              COMBINED            VALUE ($)           VALUE ($)         COMBINED ($)

FOREIGN STOCK

         AUSTRALIA                              Amcor Ltd.                                                                             14,075                     -              14,075              73,167                   -              73,167
                                                Australia  & New Zealand Banking Group Ltd.                                             10,085                     -              10,085             117,657                   -             117,657
                                                BHP Billiton Ltd.                                                                      32,703                     -              32,703             184,935                   -             184,935
                                                BHP Steel Ltd.                                                                          6,861                     -               6,861              14,550                   -              14,550
                                                Brambles Industries Ltd.                                                                7,422                     -               7,422              23,911                   -              23,911
                                                Commonwealth Bank of Australia                                                         11,274                     -              11,274             191,968                   -             191,968
                                                CSR Ltd.                                                                               11,555                     -              11,555              12,866                   -              12,866
                                                Foster's Group Ltd.                                                                    18,067                     -              18,067              50,632                   -              50,632
                                                General Property Trust                                                                 72,621                     -              72,621             136,284                   -             136,284
                                                Lend Lease Corp. Ltd.                                                                   7,913                     -               7,913              50,044                   -              50,044
                                                Macquarie Bank Ltd.                                                                         -               151,500             151,500                   -           2,376,857           2,376,857
                                                National Australia Bank Ltd.                                                           12,955                     -              12,955             263,380                   -             263,380
                                                News Corp. Ltd.                                                                        15,827                     -              15,827             112,669                   -             112,669
                                                News Corp. Ltd. Pfd.                                                                   16,947                     -              16,947             100,075                   -             100,075
                                                Rinker Group, Ltd.*                                                                    12,211                     -              12,211              37,124                   -              37,124
                                                Rio Tinto Ltd.                                                                          4,062                     -               4,062              80,753                   -              80,753
                                                Telstra Corp. Ltd.                                                                     43,487                     -              43,487             114,526                   -             114,526
                                                Toll Holdings Ltd.                                                                          -               246,600             246,600                   -           1,089,082           1,089,082
                                                Wesfarmers Ltd.                                                                         6,653                     -               6,653             101,964                   -             101,964
                                                Westfield Trust                                                                        45,658                     -              45,658              97,966                   -              97,966
                                                Westpac Banking Corp. Ltd.                                                             14,846                     -              14,846             147,755                   -             147,755
                                                WMC Ltd.                                                                               16,036                     -              16,036              43,737                   -              43,737
                                                WMC Resources Ltd.*                                                                    16,036                     -              16,036              40,125                   -              40,125
                                                Woolworths Ltd.                                                                        13,025                     -              13,025             105,270                   -             105,270

         AUSTRIA                                Erste Bank der Oesterreichischen Sparkassen AG                                              -                18,200              18,200                   -           1,440,092           1,440,092
                                                OMV AG                                                                                  1,330                     -               1,330             159,712                   -             159,712

         BELGIUM                                Agfa Gevaert NV                                                                        18,170                     -              18,170             360,950                   -             360,950
                                                Barco NV                                                                                1,280                     -               1,280              73,997                   -              73,997
                                                Dexia                                                                                  12,490                     -              12,490             143,155                   -             143,155
                                                Electrabel SA*                                                                            580                     -                 580             139,038                   -             139,038
                                                Fortis                                                                                 13,920                     -              13,920             233,647                   -             233,647
                                                S.A D'Ieteren NV                                                                        1,170                     -               1,170             148,594                   -             148,594

         BRAZIL                                 Companhia de Bebidas das Americas*                                                          -             5,538,200           5,538,200                   -           1,111,483           1,111,483
                                                Petroleo Brasileiro SA [ADR]                                                                -               110,420             110,420                   -           1,889,286           1,889,286

         CANADA                                 Manulife Financial Corp.                                                                    -               100,300             100,300                   -           2,673,547           2,673,547
                                                Petro-Canada                                                                                -                66,700              66,700                   -           2,197,762           2,197,762
                                                Research in Motion Ltd.*                                                                    -                61,500              61,500                   -             957,696             957,696
                                                Shoppers Drug Mart Corp.*                                                                   -                56,500              56,500                   -             939,304             939,304

         DENMARK                                Danske Bank AS                                                                            297                     -                 297               5,714                   -               5,714
                                                Group 4 Falck AS                                                                            -                52,600              52,600                   -             917,172             917,172
                                                H. Lundbeck AS                                                                              -                53,400              53,400                   -           1,107,714           1,107,714

         FINLAND                                Fortum Oyj                                                                             36,460                     -              36,460             261,638                   -             261,638
                                                Nokia Oyj                                                                              48,150                     -              48,150             814,644                   -             814,644

         FRANCE                                 Alcatel SA*                                                                            20,560                     -              20,560             168,419                   -             168,419
                                                Aventis SA                                                                              2,990                     -               2,990             151,863                   -             151,863
                                                AXA SA                                                                                  8,570                     -               8,570             130,170                   -             130,170
                                                BNP Paribas SA                                                                         10,420                     -              10,420             489,114                   -             489,114
                                                Carrefour SA                                                                            4,480                     -               4,480             194,841                   -             194,841
                                                Dior (Christian) SA                                                                         -                53,600              53,600                   -           1,909,415           1,909,415
                                                France Telecom SA                                                                       9,380                     -               9,380             216,693                   -             216,693
                                                JC Decaux SA*                                                                          23,420                     -              23,420             226,087                   -             226,087
                                                Klepierre                                                                                   -                19,200              19,200                   -             871,890             871,890
                                                L' Air Liquide SA                                                                       1,060                     -               1,060             160,531                   -             160,531
                                                Sanofi-Synthelabo SA                                                                    2,050                     -               2,050             122,285                   -             122,285
                                                Societe Generale Cl-A                                                                   3,870                41,500              45,370             236,681           2,538,056           2,774,737
                                                Suez SA                                                                                11,860                     -              11,860             193,113                   -             193,113
                                                TotalFinaELF SA                                                                         3,240                     -               3,240             424,870                   -             424,870
                                                Vivendi Universal SA                                                                   20,220                     -              20,220             329,463                   -             329,463

         GERMANY                                Altana AG                                                                               5,110                15,400              20,510             251,611             758,279           1,009,890
                                                DaimlerChrysler AG                                                                      9,290                     -               9,290             299,631                   -             299,631
                                                Deutsche Boerse AG                                                                          -                35,935              35,935                   -           1,684,378           1,684,378
                                                Deutsche Telekom AG                                                                    11,340                     -              11,340             151,615                   -             151,615
                                                E.ON AG                                                                                 3,120                     -               3,120             149,342                   -             149,342
                                                Medion AG                                                                                   -                23,100              23,100                   -             863,376             863,376
                                                Porsche AG Pfd.                                                                           550                     -                 550             202,558                   -             202,558
                                                Puma AG Rudolf Dassler Sport                                                                -                 9,100               9,100                   -             873,805             873,805
                                                RWE AG                                                                                  6,030                     -               6,030             162,184                   -             162,184
                                                SAP AG                                                                                  3,400                20,500              23,900             348,332           2,100,240           2,448,572
                                                Siemens AG                                                                              2,380                     -               2,380             118,649                   -             118,649
                                                TUI AG                                                                                 18,230                     -              18,230             266,724                   -             266,724
                                                Volkswagen AG                                                                           4,590                     -               4,590             161,360                   -             161,360

         GREECE                                 Coca-Cola Hellenic Bottling Co. SA                                                          -                99,200              99,200                   -           1,450,292           1,450,292

         HONG KONG                              CK Life Sciences International (Holdings), Inc.                                        10,100                     -              10,100              55,816                   -              55,816
                                                CLP Ltd.                                                                               18,200                     -              18,200              74,443                   -              74,443
                                                Espirit Holdings Ltd.                                                                       -               320,600             320,600                   -             628,947             628,947
                                                Hang Seng Bank Ltd.                                                                    11,700                     -              11,700             115,889                   -             115,889
                                                Henderson Land Development Co. Ltd.                                                     8,800                     -               8,800              21,833                   -              21,833
                                                Hong Kong  & China Gas Co. Ltd.                                                         53,300                     -              53,300              62,874                   -              62,874
                                                Hong Kong Electric Holdings Ltd.                                                       10,700                     -              10,700              42,943                   -              42,943
                                                Huaneng Power International, Inc.                                                           -             1,340,000           1,340,000                   -           1,271,440           1,271,440
                                                Hutchison Whampoa Ltd.                                                                 28,300                     -              28,300             157,483                   -             157,483
                                                Johnson Electric Holdings Ltd.                                                         33,100                     -              33,100              35,651                   -              35,651
                                                Li  & Fung Ltd.                                                                         28,500                     -              28,500              31,975                   -              31,975
                                                Sun Hung Kai Properties Ltd.                                                           15,900                     -              15,900              74,617                   -              74,617
                                                Swire Pacific Ltd. Cl-A                                                                11,600                     -              11,600              45,960                   -              45,960
                                                Techtronic Industries Co. Ltd.                                                              -               553,700             553,700                   -             695,761             695,761

         INDIA                                  HDFC Bank Ltd.                                                                              -               108,500             108,500                   -             564,558             564,558
                                                Infosys Technologies Ltd.                                                                   -                16,500              16,500                   -             972,557             972,557

         INDONESIA                              Pt Unilever Indonesia TBK                                                                   -               172,300             172,300                   -             417,167             417,167

         IRELAND                                Anglo Irish Bank Corp. PLC                                                                  -               181,092             181,092                   -           1,361,423           1,361,423
                                                Ryanair Holdings PLC [ADR]*                                                                 -                34,000              34,000                   -           1,348,780           1,348,780

         ISRAEL                                 Teva Pharmaceutical Industries Ltd. [ADR]                                                   -                49,990              49,990                   -           2,334,533           2,334,533

         ITALY                                  Assicurazioni Generali SPA                                                              4,720                     -               4,720             108,460                   -             108,460
                                                Banca Intesa SPA                                                                      101,229                     -             101,229             262,099                   -             262,099
                                                Eni SPA                                                                                16,900                     -              16,900             240,852                   -             240,852
                                                Industria Macchine Automatiche SPA                                                          -                18,300              18,300                   -             195,450             195,450
                                                Mediaset SPA                                                                           18,700                     -              18,700             159,861                   -             159,861
                                                Merloni Elettrodomestici SPA                                                                -                76,400              76,400                   -             929,378             929,378
                                                Riunione Adriatica di Sicurta SPA                                                      30,720                     -              30,720             442,952                   -             442,952
                                                Telecom Italia Mobile SPA                                                              88,850                     -              88,850             418,449                   -             418,449
                                                Telecom Italia SPA                                                                     14,330                     -              14,330             117,066                   -             117,066
                                                UniCredito Italiano SPA                                                                49,320                     -              49,320             215,765                   -             215,765

         JAPAN                                  Acom Co. Ltd.                                                                             840                     -                 840              23,596                   -              23,596
                                                Advantest Corp.                                                                           900                     -                 900              30,186                   -              30,186
                                                Aeon Co. Ltd.                                                                           3,000                     -               3,000              68,170                   -              68,170
                                                Ajinomoto Co., Inc.                                                                     5,000                     -               5,000              50,729                   -              50,729
                                                Asahi Glass Co. Ltd.                                                                    9,200                     -               9,200              48,985                   -              48,985
                                                Asahi Kasei Corp.                                                                      10,700                     -              10,700              29,159                   -              29,159
                                                Askul Corp.                                                                                 -                32,100              32,100                   -             931,293             931,293
                                                Bank of Yokohama Ltd.                                                                  10,100                     -              10,100              35,654                   -              35,654
                                                Bridgestone Corp.                                                                       8,000                     -               8,000              90,760                   -              90,760
                                                Canon, Inc.                                                                             7,800                48,000              55,800             315,245           1,939,963           2,255,208
                                                Central Japan Railway Co.                                                                  13                     -                  13              84,370                   -              84,370
                                                Chubu Electric Power Co., Inc.                                                          5,000                     -               5,000             100,620                   -             100,620
                                                Credit Saison Co. Ltd.                                                                  1,500                     -               1,500              28,237                   -              28,237
                                                Dai Nippon Printing Co. Ltd.                                                            3,000                     -               3,000              29,130                   -              29,130
                                                Daicel Chemical Industries Ltd.                                                        16,200                     -              16,200              54,199                   -              54,199
                                                Daiichi Pharmaceutical Co. Ltd.                                                         3,800                     -               3,800              48,113                   -              48,113
                                                Daikin Industries Ltd.                                                                  3,000                     -               3,000              49,908                   -              49,908
                                                Daiwa House Industry Co. Ltd.                                                           8,000                     -               8,000              48,298                   -              48,298
                                                Daiwa Securities Group, Inc.                                                           13,000                     -              13,000              51,124                   -              51,124
                                                Denso Corp.                                                                             5,900                     -               5,900              84,102                   -              84,102
                                                Don Quijote Co. Ltd.                                                                        -                 8,500               8,500                   -             771,885             771,885
                                                East Japan Railway Co.                                                                     24                     -                  24             108,670                   -             108,670
                                                Eisai Co. Ltd.                                                                          2,500                     -               2,500              44,126                   -              44,126
                                                FANUC Ltd.                                                                              1,600                     -               1,600              65,470                   -              65,470
                                                Fuji Photo Film Co. Ltd.                                                                3,300                     -               3,300              84,119                   -              84,119
                                                Fujitsu Ltd.                                                                           16,000                     -              16,000              44,675                   -              44,675
                                                Hitachi Ltd.                                                                           23,800                     -              23,800              79,426                   -              79,426
                                                Honda Motor Co. Ltd.                                                                    5,600                     -               5,600             185,478                   -             185,478
                                                Hoya Corp.                                                                              1,000                27,000              28,000              59,115           1,596,093           1,655,208
                                                Itochu Corp.                                                                           18,000                     -              18,000              37,733                   -              37,733
                                                Ito-Yokado Co. Ltd.                                                                     3,000                     -               3,000              70,560                   -              70,560
                                                Japan Airlines System Corp.                                                            16,000                     -              16,000              28,442                   -              28,442
                                                Japan Tobacco, Inc.                                                                         9                     -                   9              52,448                   -              52,448
                                                JFE Holdings, Inc.                                                                      3,400                     -               3,400              40,968                   -              40,968
                                                Kajima Corp.                                                                           16,000                     -              16,000              34,077                   -              34,077
                                                Kansai Electric Power Co.                                                               6,300                     -               6,300             105,387                   -             105,387
                                                Kao Corp.                                                                               3,000                     -               3,000              54,712                   -              54,712
                                                Keihin Electric Express Railway Co. Ltd.                                               13,900                     -              13,900              66,551                   -              66,551
                                                Keyence Corp.                                                                               -                17,270              17,270                   -           2,776,001           2,776,001
                                                Kinki Nippon Railway Co. Ltd.*                                                         17,100                     -              17,100              42,728                   -              42,728
                                                Kirin Brewery Co. Ltd.                                                                  7,700                     -               7,700              59,400                   -              59,400
                                                Komatsu Ltd.                                                                           12,800                     -              12,800              48,834                   -              48,834
                                                Konami Corp.                                                                            1,700                     -               1,700              22,351                   -              22,351
                                                Kubota Corp.                                                                           19,000                     -              19,000              43,812                   -              43,812
                                                Kyocera Corp.                                                                           1,500                     -               1,500              73,201                   -              73,201
                                                Kyushu Electric Power Co., Inc.                                                         4,500                     -               4,500              69,956                   -              69,956
                                                Marui Co. Ltd.                                                                          4,200                     -               4,200              34,971                   -              34,971
                                                Matsushita Electric Industrial Co. Ltd.                                                16,000                     -              16,000             127,453                   -             127,453
                                                Meitec Corp.                                                                            1,500                     -               1,500              38,110                   -              38,110
                                                Millea Holding, Inc.                                                                       11                     -                  11              71,390                   -              71,390
                                                Mitsubishi Chemical Corp.                                                              26,000                     -              26,000              43,166                   -              43,166
                                                Mitsubishi Corp.                                                                       10,000                     -              10,000              59,450                   -              59,450
                                                Mitsubishi Electric Corp.                                                              18,100                     -              18,100              46,897                   -              46,897
                                                Mitsubishi Estate Co. Ltd.                                                             10,000                     -              10,000              58,528                   -              58,528
                                                Mitsubishi Heavy Industries Ltd.                                                       29,000                     -              29,000              64,439                   -              64,439
                                                Mitsubishi Mining  & Smelting Co. Ltd.                                                  14,700                     -              14,700              38,580                   -              38,580
                                                Mitsubishi Rayon Co. Ltd.                                                              16,000                     -              16,000              36,626                   -              36,626
                                                Mitsubishi Tokyo Financial Group, Inc.                                                     37                     -                  37             125,340                   -             125,340
                                                Mitsui  & Co. Ltd.                                                                      14,000                     -              14,000              66,326                   -              66,326
                                                Mitsui Fudosan Co. Ltd.                                                                 9,000                     -               9,000              48,449                   -              48,449
                                                Mitsui Sumitomo Insurance Co. Ltd.                                                      9,000                     -               9,000              42,261                   -              42,261
                                                Mizuho Financial Group, Inc.*                                                              62                     -                  62              33,116                   -              33,116
                                                Murata Manufacturing Co. Ltd.                                                           2,300                     -               2,300              81,964                   -              81,964
                                                NEC Corp.*                                                                             14,600                     -              14,600              45,663                   -              45,663
                                                NGK Insulators Ltd.                                                                     9,200                     -               9,200              44,588                   -              44,588
                                                Nidec Corp.                                                                               800                     -                 800              42,194                   -              42,194
                                                Nikon Corp.*                                                                            3,000                     -               3,000              19,998                   -              19,998
                                                Nintendo Co. Ltd.                                                                         900                     -                 900              70,334                   -              70,334
                                                Nippon Express Co. Ltd.                                                                13,000                     -              13,000              48,507                   -              48,507
                                                Nippon Mitsubishi Oil Corp.                                                            12,100                     -              12,100              48,193                   -              48,193
                                                Nippon Steel Corp.                                                                     68,000                     -              68,000              75,834                   -              75,834
                                                Nippon Telegraph and Telephone Corp.                                                       67                     -                  67             234,832                   -             234,832
                                                Nippon Unipac Holding                                                                       8                     -                   8              25,692                   -              25,692
                                                Nippon Yusen Kabushiki Kaisha                                                          18,900                     -              18,900              63,866                   -              63,866
                                                Nissan Motor Co. Ltd.                                                                  24,700               385,200             409,900             189,507           2,955,375           3,144,882
                                                Nisshin Seifun Group, Inc.                                                              9,000                     -               9,000              61,278                   -              61,278
                                                Nitto Denko Corp.                                                                       1,600                85,700              87,300              46,017           2,464,791           2,510,808
                                                Nomura Holdings, Inc.                                                                  16,000               194,000             210,000             158,444           1,921,130           2,079,574
                                                NSK Ltd.                                                                               14,000                     -              14,000              37,330                   -              37,330
                                                NTT Data Corp.                                                                             10                     -                  10              23,646                   -              23,646
                                                NTT DoCoMo, Inc.                                                                           79                     -                  79             162,955                   -             162,955
                                                Oji Paper Co. Ltd.                                                                     13,000                     -              13,000              49,161                   -              49,161
                                                Oriental Land Co.                                                                         800                     -                 800              33,473                   -              33,473
                                                Orix Corp.                                                                                600                     -                 600              27,419                   -              27,419
                                                Pioneer Corp.                                                                           2,400                97,200              99,600              48,097           1,947,912           1,996,009
                                                Promise Co. Ltd.                                                                          900                     -                 900              29,431                   -              29,431
                                                Ricoh Co. Ltd.                                                                          3,000                     -               3,000              46,009                   -              46,009
                                                Rohm Co. Ltd.                                                                             900                     -                 900              92,747                   -              92,747
                                                Sankyo Co. Ltd.                                                                         3,000                     -               3,000              43,468                   -              43,468
                                                Sanyo Electric Co. Ltd.                                                                16,600                     -              16,600              51,918                   -              51,918
                                                Secom Co. Ltd.                                                                          2,200                     -               2,200              51,283                   -              51,283
                                                Sekisui House Ltd.                                                                      9,000                     -               9,000              66,108                   -              66,108
                                                Seven-Eleven Japan Co. Ltd.                                                             2,100                     -               2,100              50,008                   -              50,008
                                                Sharp Corp.                                                                             9,000               247,900             256,900              94,332           2,598,315           2,692,647
                                                Shimamura Co. Ltd.                                                                        800                     -                 800              44,273                   -              44,273
                                                Shimano, Inc.                                                                           3,600                     -               3,600              57,142                   -              57,142
                                                Shimizu Corp.                                                                          15,000                     -              15,000              39,242                   -              39,242
                                                Shin-Etsu Chemical Co. Ltd.                                                             3,700                     -               3,700             110,758                   -             110,758
                                                Showa Shell Sekiyu KK                                                                   8,800                     -               8,800              56,301                   -              56,301
                                                Skylark Co. Ltd.                                                                        2,600                     -               2,600              27,905                   -              27,905
                                                SMC Corp.                                                                                 800                28,300              29,100              60,238           2,130,924           2,191,162
                                                SoftBank Corp.                                                                          3,600                     -               3,600              40,359                   -              40,359
                                                Sony Corp.                                                                              7,100                     -               7,100             172,648                   -             172,648
                                                Sumitomo Chemical Co. Ltd.                                                             17,000                     -              17,000              46,042                   -              46,042
                                                Sumitomo Corp.                                                                          9,000                     -               9,000              36,223                   -              36,223
                                                Sumitomo Electric Industries Ltd.                                                       7,600                     -               7,600              42,505                   -              42,505
                                                Sumitomo Mitsui Financial Group, Inc.                                                      36                     -                  36              56,448                   -              56,448
                                                Sumitomo Trust  & Banking Co. Ltd.                                                           -               675,000             675,000                   -           1,913,047           1,913,047
                                                Taisho Pharmaceutical Co. Ltd.                                                          3,700                     -               3,700              52,152                   -              52,152
                                                Takeda Chemical Industries Ltd.                                                         8,000                     -               8,000             293,142                   -             293,142
                                                Takefuji Corp.                                                                            920                     -                 920              47,905                   -              47,905
                                                Teijin Ltd.                                                                            10,000                     -              10,000              21,885                   -              21,885
                                                The Joyo Bank Ltd.                                                                     17,000                     -              17,000              49,178                   -              49,178
                                                The Shizouka Bank Ltd.                                                                  9,800                     -               9,800              64,753                   -              64,753
                                                Tohoku Electric Power Co., Inc.                                                         5,900                     -               5,900              93,947                   -              93,947
                                                Tokyo Electric Power Co., Inc.                                                         10,200                     -              10,200             206,977                   -             206,977
                                                Tokyo Electron Ltd.                                                                     1,400                     -               1,400              52,474                   -              52,474
                                                Tokyo Gas Co. Ltd.                                                                     23,800                     -              23,800              77,431                   -              77,431
                                                Tokyo Style Co.                                                                         8,000                     -               8,000              67,282                   -              67,282
                                                Toppan Printing Co. Ltd.                                                                5,300                     -               5,300              33,597                   -              33,597
                                                Toray Industries, Inc.                                                                 14,000                     -              14,000              33,808                   -              33,808
                                                Toshiba Corp.                                                                          26,700                     -              26,700              71,194                   -              71,194
                                                Tostem Inax Holding Corp.                                                               3,000                     -               3,000              31,997                   -              31,997
                                                Toto Ltd.                                                                              12,100                     -              12,100              60,672                   -              60,672
                                                Toyota Motor Corp.                                                                     22,300                     -              22,300             504,864                   -             504,864
                                                Yamada Denki Co. Ltd.                                                                       -                29,200              29,200                   -             563,139             563,139
                                                Yamanouchi Pharmaceutical Co. Ltd.                                                      2,900                     -               2,900              73,193                   -              73,193
                                                Yamato Transport Co. Ltd.                                                               3,000                     -               3,000              33,557                   -              33,557

         KOREA                                  Samsung Electronics Co. Ltd.                                                                -                 8,290               8,290                   -           2,081,029           2,081,029

         LUXEMBOURG                             Arcelor                                                                                19,210                     -              19,210             217,389                   -             217,389

         MEXICO                                 America Movil SA de CV                                                                      -             1,860,800           1,860,800                   -           1,554,885           1,554,885
                                                Grupo Financiero BBVA Bancomer SA de CV*                                                    -             1,305,400           1,305,400                   -           1,135,186           1,135,186
                                                Wal-Mart de Mexico SA de CV Cl-C                                                            -               825,000             825,000                               2,100,175           2,100,175

         NETHERLANDS                            ABN AMRO Holding NV                                                                    22,580                     -              22,580             381,524                   -             381,524
                                                Aegon NV                                                                                  810                     -                 810               8,231                   -               8,231
                                                Buhrmann NV                                                                            99,520                     -              99,520             332,089                   -             332,089
                                                Euronext NV                                                                                 -                69,106              69,106                   -           1,527,051           1,527,051
                                                Hagemeyer NV                                                                           34,110                     -              34,110             165,213                   -             165,213
                                                ING Groep NV                                                                           38,500                     -              38,500             625,167                   -             625,167
                                                Koninklijke (Royal) KPN NV*                                                            41,740                     -              41,740             277,633                   -             277,633
                                                Koninklijke (Royal) Philips Electronics NV                                             13,690                     -              13,690             254,690                   -             254,690
                                                Koninklijke Ahold NV                                                                   51,780                     -              51,780             236,929                   -             236,929
                                                Oce NV                                                                                 31,180                     -              31,180             293,691                   -             293,691
                                                Royal Dutch Petroleum Co.                                                              13,150                     -              13,150             537,864                   -             537,864
                                                STMicroelectronics NV                                                                       -               174,912             174,912                   -           3,615,207           3,615,207
                                                Unilever NV                                                                             6,020                49,950              55,970             379,257           3,146,821           3,526,078
                                                Wolters Kluwer NV                                                                       2,320                     -               2,320              30,216                   -              30,216

         NEW ZEALAND                            Telecom Corp. of New Zealand Ltd.                                                      26,331                     -              26,331              70,548                   -              70,548
                                                The Warehouse Group  Ltd.                                                                   -               144,700             144,700                   -             453,252             453,252

         NORWAY                                 Telenor ASA                                                                            53,370                     -              53,370             213,548                   -             213,548

         SINGAPORE                              DBS Group Holdings Ltd.                                                                11,300                     -              11,300              55,368                   -              55,368
                                                Haw Par Corp. Ltd.                                                                        580                     -                 580               1,065                   -               1,065
                                                Oversea-Chinese Banking Corp. Ltd.                                                     12,200                     -              12,200              64,930                   -              64,930
                                                Singapore Airlines Ltd.                                                                 9,900                     -               9,900              52,690                   -              52,690
                                                Singapore Telecommunications Ltd.                                                      54,700                     -              54,700              44,670                   -              44,670
                                                United Overseas Bank Ltd.                                                              12,200                     -              12,200              71,457                   -              71,457
                                                Venture Corp. Ltd.                                                                          -               122,400             122,400                   -           1,020,236           1,020,236

         SPAIN                                  Acerinox SA                                                                             5,450                     -               5,450             203,089                   -             203,089
                                                Banco Bilbao Vizcaya Argentaria SA                                                     17,260                     -              17,260             173,748                   -             173,748
                                                Banco Popular Espanol SA                                                                    -                41,700              41,700                   -           2,021,615           2,021,615
                                                Banco Santander Central Hispano SA                                                     25,580                     -              25,580             200,977                   -             200,977
                                                Corporacion Mapfre SA                                                                  49,190                     -              49,190             461,135                   -             461,135
                                                Grupo Ferrovial SA                                                                          -                39,200              39,200                   -           1,040,329           1,040,329
                                                Repsol YPF SA                                                                          29,900                     -              29,900             435,466                   -             435,466
                                                Telefonica SA                                                                          12,520                     -              12,520             138,468                   -             138,468

         SWEDEN                                 Atlas Copco AB Cl-B                                                                    11,810                     -              11,810             267,109                   -             267,109
                                                Hennes  & Mauritz AB Cl-B                                                                    -               104,000             104,000                   -           2,314,041           2,314,041
                                                Nobel Biocare Holding AG                                                                3,400                     -               3,400             189,336                   -             189,336
                                                Swedish Match AB                                                                       12,760                     -              12,760              94,378                   -              94,378

         SWITZERLAND                            Logitech International SA*                                                                  -                22,500              22,500                   -             829,487             829,487
                                                Micronas Semiconductor Holding AG*                                                          -                33,300              33,300                   -             773,414             773,414
                                                Nestle SA                                                                               2,467                     -               2,467             502,946                   -             502,946
                                                Novartis AG                                                                            22,011                     -              22,011             868,262                   -             868,262
                                                Roche Holding AG                                                                        4,935                     -               4,935             314,018                   -             314,018
                                                Swisscom AG                                                                               780                     -                 780             241,259                   -             241,259
                                                UBS AG                                                                                 10,237                61,110              71,347             485,711           2,899,465           3,385,176

         TAIWAN                                 Hon Hai Precision Industry Co. Ltd.                                                         -               245,000             245,000                   -             766,064             766,064

         UNITED KINGDOM                         3i Group PLC                                                                                -               177,100             177,100                   -           1,316,192           1,316,192
                                                Acambis PLC*                                                                                -               132,800             132,800                   -             601,726             601,726
                                                Amvescap PLC                                                                            9,670                     -               9,670              52,548                   -              52,548
                                                Arriva PLC                                                                             19,520                     -              19,520              99,990                   -              99,990
                                                AstraZeneca PLC                                                                        16,550                     -              16,550             649,377                   -             649,377
                                                Barclays PLC                                                                           23,110                     -              23,110             159,655                   -             159,655
                                                BG Group PLC                                                                                -               850,800             850,800                   -           3,402,902           3,402,902
                                                BHP Billiton PLC                                                                       46,422               520,300             566,722             237,422           2,661,041           2,898,463
                                                BP PLC                                                                                171,170                     -             171,170           1,084,722                   -           1,084,722
                                                Britannic Group PLC                                                                    32,970                     -              32,970              96,695                   -              96,695
                                                British American Tobacco PLC                                                           39,170                     -              39,170             375,623                   -             375,623
                                                British Sky Broadcasting Group PLC*                                                    10,920               222,500             233,420             113,183           2,306,151           2,419,334
                                                BT Group PLC                                                                          128,580                     -             128,580             368,367                   -             368,367
                                                Capita Group PLC                                                                            -               308,500             308,500                   -           1,249,916           1,249,916
                                                Carnival PLC                                                                           15,460                     -              15,460             385,956                   -             385,956
                                                GlaxoSmithKline PLC                                                                    55,970                     -              55,970           1,121,762                   -           1,121,762
                                                HBOS PLC                                                                               49,940               266,004             315,944             585,060           3,116,304           3,701,364
                                                HSBC Holdings PLC                                                                     104,970                     -             104,970           1,150,061                   -           1,150,061
                                                Imperial Tobacco Group PLC                                                             14,680                     -              14,680             245,652                   -             245,652
                                                Inchcape PLC                                                                           30,250                     -              30,250             353,419                   -             353,419
                                                Invensys PLC                                                                          313,340                     -             313,340              73,868                   -              73,868
                                                Kelda Group PLC                                                                        18,820                     -              18,820             123,776                   -             123,776
                                                Lloyds TSB Group PLC                                                                   32,970                     -              32,970             216,839                   -             216,839
                                                Man Group PLC                                                                               -                87,500              87,500                   -           1,475,395           1,475,395
                                                Misys PLC                                                                              73,730                     -              73,730             225,663                   -             225,663
                                                National Grid Transco PLC                                                               4,037                     -               4,037              26,518                   -              26,518
                                                Northern Rock PLC                                                                           -                93,500              93,500                   -           1,069,225           1,069,225
                                                Novar PLC                                                                              63,540                     -              63,540             110,186                   -             110,186
                                                Reckitt Benckiser PLC                                                                       -               108,195             108,195                   -           1,908,215           1,908,215
                                                Rexam PLC                                                                              21,020                     -              21,020             131,358                   -             131,358
                                                Rio Tinto PLC                                                                          19,420                     -              19,420             371,217                   -             371,217
                                                Royal  & Sun Alliance Insurance Group PLC                                              120,690                     -             120,690             210,737                   -             210,737
                                                Royal Bank of Scotland Group PLC                                                       28,510                     -              28,510             747,745                   -             747,745
                                                Scottish Power PLC                                                                     66,120                     -              66,120             410,819                   -             410,819
                                                Shell Transport  & Trading Co. PLC                                                      60,480                     -              60,480             362,244                   -             362,244
                                                Stagecoach Group PLC                                                                  145,770                     -             145,770             102,511                   -             102,511
                                                Standard Chartered PLC                                                                 18,380               143,917             162,297             205,045           1,605,518           1,810,563
                                                Tate  & Lyle PLC                                                                        53,370                     -              53,370             253,339                   -             253,339
                                                Tesco PLC                                                                                   -               817,400             817,400                   -           2,586,709           2,586,709
                                                Unilever PLC                                                                           42,030                     -              42,030             413,126                   -             413,126
                                                Vodafone Group PLC                                                                    561,570             1,411,800           1,973,370           1,108,456           2,786,685           3,895,141
                                                Willis Group Holdings Ltd.*                                                                 -                28,855              28,855                   -             899,987             899,987
                                                Wimpey, (George) PLC                                                                  103,430                     -             103,430             413,270                   -             413,270
                                                                                                                          --------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                                 4,078,300            12,036,309          16,114,609          42,312,165         119,243,811         161,555,976
                                                                                                                          --------------------------------------------------------------------------------------------------------------------------
   (COST $45,149,706, $113,757,541,  & $158,907,247 RESPECTIVELY)

U.S. STOCK

         INSURANCE                              Ace Ltd.                                                                                    -                56,400              56,400                   -           1,865,712           1,865,712
                                                                                                                          --------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. STOCK                                                                                                                            -                56,400              56,400                   -           1,865,712           1,865,712
                                                                                                                          --------------------------------------------------------------------------------------------------------------------------
   (COST $0, $1,781,275,  & $1,781,275 RESPECTIVELY)

SHORT-TERM INVESTMENTS

         U.S. TREASURY BILLS                    U.S. Treasury Bills                                    1.11%     07/24/03                  60                     -                  60              59,843                                  59,843
                                                U.S. Treasury Bills                                    1.13%     07/24/03                 700                     -                 700             698,132                   -             698,132
                                                                                                                          --------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                              760                     -                 760             757,975                   -             757,975
                                                                                                                          --------------------------------------------------------------------------------------------------------------------------
   (COST $757,999, $0,  & $757,999 RESPECTIVELY)

TOTAL INVESTMENTS                                                                                                                                                                                43,070,140         121,109,523         164,179,663
   (COST OF $45,907,705, $115,538,816,  & $161,446,521 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                             6,213,948           8,709,845          14,923,793

                                                                                                                                                                                        ------------------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                                               $ 49,284,088       $ 129,819,368       $ 179,103,456
                                                                                                                                                                                        ============================================================

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                 Pro Forma
                                                                                              ASAF DeAM                   ASAF William                            Combined
                                                                                             International                   Blair                              ASAF William Blair
                                                                                               Equity                     International        Adjustments      International Growth
                                                                                         -------------------------------------------------------------------  --------------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)   $        43,070,140            $       121,109,523 $                 $ 164,179,663
    Cash                                                                                         6,645,686                     10,247,534                      16,893,220
    Foreign Currency (B)                                                                                 -                      1,494,019                       1,494,019
    Receivable for:
        Securities sold                                                                          7,097,563                      1,526,636                       8,624,199
        Dividends and interest                                                                     280,050                        804,330                       1,084,380
        Future Variation Margin                                                                    967,723                              -                         967,723
        Fund shares sold                                                                            48,757                         63,680                         112,437
    Unrealized appreciation on foreign curreny exchange contracts                                  544,378                              -                         544,378
    Receivable from Investment Manager                                                                   -                              -                               -
    Prepaid Expenses                                                                                32,766                         25,047                          57,813
                                                                                          -----------------             ------------------  ----------------  ------------
        Total Assets                                                                            58,687,063                    135,270,769                 -   193,957,832
                                                                                         ------------------             ------------------  ----------------  ------------

Liabilities
    Cash overdraft                                                                                       -                              -                               -
    Unrealized depreciation on foreign currency exchange contracts                                 604,402                              -                         604,402
    Payable to Investment Manager                                                                   10,445                         83,688                          94,133
    Payable upon return of securities lent                                                               -                              -                               -
    Payable for:
        Securities purchased                                                                     3,882,815                      4,229,089                       8,111,904
        Fund shares redeemed                                                                     4,762,349                        807,626                       5,569,975
        Futures Variation Margin                                                                         -                              -                               -
        Distribution Fees                                                                           33,871                         91,391                         125,262
    Accrued expenses and other liabilities                                                         109,093                        239,607                         348,700
                                                                                         -----------------             ------------------  ----------------  ------------
        Total Liabilities                                                                        9,402,975                      5,451,401                 -    14,854,376
                                                                                         ------------------             ------------------  ----------------  ------------
Net Assets                                                                             $        49,284,088            $       129,819,368                 - $ 179,103,456
                                                                                         ==================             ==================  ================  ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                    $             6,515            $            16,170 $                 $      22,685
Additional paid-in capital                                                                     149,438,314                    317,402,519                     466,840,833
Undistributed net investment income (loss)                                                        (177,538)                      (276,357)                       (453,895)
Accumulated net realized gain (loss) on investments                                            (97,095,492)                  (192,920,006)                    (290,015,498)
Accumulated net unrealized appreciation (depreciation) on investments                           (2,887,711)                     5,597,042                       2,709,331
                                                                                         ------------------             ------------------  ----------------  ------------
Net Assets                                                                             $        49,284,088            $       129,819,368                 - $ 179,103,456
                                                                                         ==================             ==================  ================  ============
(A) Investments at Cost.                                                               $        45,907,705            $       115,538,816                 - $ 161,446,521
                                                                                         ==================             ==================  ================  ============
(B) Foreign Currency at Cost.                                                          $                 -            $         1,500,000                 -     1,500,000
                                                                                         ==================             ==================  ================  ============

                                                                                                                                                                 Pro Forma
                                                                                              ASAF DeAM                   ASAF William                            Combined
                                                                                             International                   Blair                              ASAF William Blair
                                                                                               Equity                     International        Adjustments      International Growth

                                                                                         -------------------------------------------------------------------  --------------------
                                                 NET ASSET VALUE:
                                                     Class A:  Net Assets                       14,472,677                     29,677,570                      44,150,247
                                                                         Shares Outstanding      1,884,252                      3,641,721          (108,463)*   5,417,510
                                                                         Net Asset Value
                                                                            Per Share                 7.68                           8.15                            8.15

                                                     Class B:  Net Assets                       20,626,151                     55,866,518                      76,492,669
                                                                         Shares Outstanding      2,740,903                      6,993,180          (159,407)*   9,574,676
                                                                         Net Asset Value
                                                                            Per Share                 7.53                           7.99                            7.99

                                                     Class C:  Net Assets                        9,139,241                     28,158,039                      37,297,280
                                                                         Shares Outstanding      1,219,038                      3,517,711           (76,633)*   4,660,116
                                                                         Net Asset Value
                                                                            Per Share                 7.50                           8.00                            8.00

                                                     Class X:  Net Assets                        5,046,019                     16,117,241                      21,163,260
                                                                         Shares Outstanding        671,021                      2,017,246           (39,479)*   2,648,788
                                                                         Net Asset Value
                                                                            Per Share                 7.52                           7.99                            7.99

*Reflects the change in shares of DeAM International Equity upon conversion to
William Blair International Growth.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                    Pro Forma
                                                                                 ASAF DeAM               ASAF William                                Combined
                                                                               International              Blair                                  ASAF William Blair
                                                                                  Equity                International   Adjustments            International Growth
                                                                         --------------------------------------------------------          -------------------------------
Investment Income
            Interest                                                  $               26,062   $            167,278                     $                        193,340
            Dividends                                                              1,485,283              3,095,205                                            4,580,488
            Security Lending                                                               -                      -                                                    -
            Foreign taxes withheld                                                  (178,517)              (322,675)                                            (501,192)
                                                                        ---------------------    -------------------                      -------------------------------
                                                                                                                       ---------
                    Total Investment Income                                        1,332,828              2,939,808           -                                4,272,636
                                                                        ---------------------    -------------------  ----------          -------------------------------

Expenses
            Advisory fees                                                            615,042              1,674,335     (21,912)(a)                            2,267,465
            Shareholder servicing fees                                               546,918                971,522                                            1,518,440
            Administration and accounting fees                                        97,737                128,901     (67,586)(b)                              159,052
            Custodian fees                                                            67,599                 92,144     (48,823)(c)                              110,920
            Distribution Fees - Class A                                               70,433                172,200                                              242,633
            Distribution Fees - Class B                                              245,366                690,936                                              936,302
            Distribution Fees - Class C                                              113,531                352,097                                              465,628
            Distribution Fees - Class X                                               59,366                190,919                                              250,285
            Legal Fees                                                                 2,214                  6,252                                                8,466
            Audit Fees                                                                 5,435                 15,392        (815)(d)                               20,012
            Organizational Costs                                                       3,547                      -                                                3,547
            Directors Fees                                                             3,494                 10,389                                               13,883
            Registration Fees                                                         52,689                 29,669     (27,295)(e)                               55,063
            Printing and Postage Expenses                                             45,533                128,623      (2,277)(f)                              171,879
            Pricing Fees                                                              10,800                  5,449     (10,800)(g)                                5,449
            Miscellaneous expenses                                                     3,016                 10,301                                               13,317
                                                                        ---------------------    -------------------  ----------          -------------------------------
                    Total Expenses                                                 1,942,720              4,479,129    (179,508)                               6,242,341
                    Less: Expense Reimbursements                                    (503,507)              (547,617)    123,596 (h)                             (927,528)
                                                                        ---------------------    -------------------  ----------          -------------------------------
                    Net Expenses                                                   1,439,213              3,931,512     (55,912)                               5,314,813
                                                                        ---------------------    -------------------  ----------          -------------------------------

Net Investment Income (Loss)                                                        (106,385)              (991,704)     55,912                               (1,042,177)
                                                                        ---------------------    -------------------  ----------          -------------------------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                                          (9,334,850)           (43,389,500)                                         (52,724,350)
              Futures Contracts                                                   (1,241,643)                     -                                                    -
              Written Options Contracts                                                    -                      -                                                    -
              Swap Agreements                                                              -                      -                                                    -
               Foreign currency transactions                                          97,872             (2,320,797)                                                   -
                                                                                                 -------------------
                                                                        ---------------------                         ----------          -------------------------------
            Net Realized Gain (Loss)                                             (10,478,621)           (45,710,297)                                         (52,724,350)
                                                                        ---------------------    -------------------  ----------          -------------------------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                                         (2,493,460)              (648,971)                                          (3,142,431)
               Futures Contracts                                                       3,560                      -                                                3,560
               Written Options Contracts                                                   -                      -                                                    -
               Swap Agreements                                                             -                      -                                                    -
               Translation of assets and liabilities denominated                           -                      -                                                    -
                 in foreign currencies                                               (57,146)              (540,573)                                            (597,719)
                                                                                                 -------------------                      -------------------------------
                                                                        ---------------------                         ----------
            Net change in unrealized appreciation (depreciation)                  (2,547,046)            (1,189,544)                                          (3,736,590)
                                                                        ---------------------    -------------------  ----------          -------------------------------
                                                                                                                      ----------
            Net gain (loss) on investments                                       (13,025,667)           (46,899,841)                                         (56,460,940)
                                                                        ---------------------    -------------------  ----------          -------------------------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                         $          (13,132,052)  $        (47,891,545)     55,912         $                    (57,503,117)
                                                                        =====================    ===================  ==========          ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------

(a) From May 1, 2002 to November 10, 2002, the advisory fee for William Blair International Growth was 1.10%. From
November 11, 2002 to April 30, 2003, the advisory fee was reduced to 0.95%. The advisory fee for DeAM
International Equity was 1.10% The adjustment reflects a net decrease in advisory fees for the twelve-month period. Had the advisory fee reduction taken effect on May 1st, 2002, the adjustment to advisory fees would have been a reduction of $83,870.
(b) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(c) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(d) Reflects savings in audit fees from the elimination of the audit of one Fund.
(e) Reflects savings in state registration fees from the consolidation of Fund assets.
(f) Reflects savings in printing expense from the elimination of one Fund.
(g) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(h) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF DeAM International Equity Fund and the ASAF William Blair International Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF William Blair International Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF William Blair International Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF AMERICAN CENTURY INTERNATIONAL GROWTH/ASAF WILLIAM BLAIR INTERNATIONAL GROWTH
APRIL 30, 2003 (UNAUDITED)
                                                                                                                        ASAF                  ASAF                ASAF                 ASAF                ASAF               ASAF
                                                                                                                  AMERICAN CENTURY       WILLIAM BLAIR        WILLIAM BLAIR      AMERICAN CENTURY      WILLIAM BLAIR      WILLIAM BLAIR
                                                                                                                    INTERNATIONAL        INTERNATIONAL        INTERNATIONAL       INTERNATIONAL        INTERNATIONAL      INTERNATIONAL
                                                                                                                        GROWTH               GROWTH               GROWTH              GROWTH               GROWTH             GROWTH
                                                                                                                       SHARES               SHARES              COMBINED            VALUE ($)           VALUE ($)         COMBINED ($)

FOREIGN STOCK

         AUSTRALIA                            Australia  & New Zealand Banking Group Ltd.                                      21,500                     -             21,500               250,830                  -            250,830
                                              BHP Billiton Ltd.                                                              137,435                     -            137,435               777,193                  -            777,193
                                              Erste Bank der Oesterreichischen Sparkassen AG                                       -                18,200             18,200                     -          1,440,092          1,440,092
                                              Macquarie Bank Ltd.                                                                  -               151,500            151,500                     -          2,376,857          2,376,857
                                              News Corp. Ltd.                                                                 31,454                     -             31,454               223,914                  -            223,914
                                              Toll Holdings Ltd.                                                                   -               246,600            246,600                     -          1,089,082          1,089,082
                                              Westpac Banking Corp. Ltd.                                                      41,900                     -             41,900               417,011                  -            417,011

         BRAZIL                               Companhia de Bebidas das Americas                                                    -             5,538,200          5,538,200                     -          1,111,483          1,111,483
                                              Petroleo Brasileiro SA [ADR]                                                         -               110,420            110,420                     -          1,889,286          1,889,286

         CANADA                               EnCana Corp.                                                                    12,400                     -             12,400               406,332                  -            406,332
                                              Manulife Financial Corp.                                                             -               100,300            100,300                     -          2,673,547          2,673,547
                                              Nortel Networks Corp.                                                           54,500                     -             54,500               140,610                  -            140,610
                                              Petro-Canada                                                                         -                66,700             66,700                     -          2,197,762          2,197,762
                                              Research in Motion Ltd.                                                              -                61,500             61,500                     -            957,696            957,696
                                              Shoppers Drug Mart Corp.                                                             -                56,500             56,500                     -            939,304            939,304
                                              Suncor Energy, Inc.                                                                523                     -                523                 8,600                  -              8,600
                                              TransCanada PipeLines Ltd.                                                       3,426                     -              3,426                54,688                  -             54,688

         DENMARK                              Group 4 Falck AS                                                                     -                52,600             52,600                     -            917,172            917,172
                                              H. Lundbeck AS                                                                       -                53,400             53,400                     -          1,107,714          1,107,714

         FINLAND                              Nokia Corp. Cl-A [ADR]                                                          32,400                     -             32,400               536,868                  -            536,868
                                              Stora Enso Oyj                                                                  14,699                     -             14,699               159,779                  -            159,779

         FRANCE                               Accor SA                                                                        14,200                     -             14,200               467,977                  -            467,977
                                              Alcatel SA                                                                      40,441                     -             40,441               331,276                  -            331,276
                                              Aventis SA                                                                       4,000                     -              4,000               203,161                  -            203,161
                                              BNP Paribas SA                                                                  17,365                     -             17,365               815,111                  -            815,111
                                              Compagnie Generale des Establissements Michelin Cl-B                             3,700                     -              3,700               136,886                               136,886
                                              Dior (Christian) SA                                                                  -                53,600             53,600                     -          1,909,415          1,909,415
                                              Essilor International SA                                                         5,300                     -              5,300               217,018                  -            217,018
                                              France Telecom SA                                                               58,222                     -             58,222             1,345,023                  -          1,345,023
                                              France Telecom SA - New                                                          7,190                     -              7,190               165,379                  -            165,379
                                              Groupe Danone SA                                                                 7,700                     -              7,700             1,089,639                  -          1,089,639
                                              Klepierre                                                                            -                19,200             19,200                     -            871,890            871,890
                                              Orange SA                                                                       41,105                     -             41,105               329,376                  -            329,376
                                              Pernod-Ricard SA                                                                   600                     -                600                52,665                  -             52,665
                                              PSA Peugeot Citroen SA                                                          10,700                     -             10,700               500,824                  -            500,824
                                              Schneider Electric SA                                                            6,800                     -              6,800               321,923                  -            321,923
                                              Societe Generale Cl-A                                                           13,300                41,500             54,800               813,401          2,538,056          3,351,457
                                              TotalFinaELF SA                                                                  6,400                     -              6,400               839,248                  -            839,248
                                              Wanadoo                                                                         51,847                     -             51,847               354,118                  -            354,118

         GERMANY                              Altana AG                                                                            -                15,400             15,400                     -            758,279            758,279
                                              BASF AG                                                                          2,500                     -              2,500               111,518                  -            111,518
                                              Deutsche Boerse AG                                                              14,500                35,935             50,435               679,658          1,684,378          2,364,036
                                              Deutsche Telekom AG                                                             46,809                     -             46,809               625,833                  -            625,833
                                              Fresenius Medical Care AG                                                        5,100                     -              5,100               255,956                  -            255,956
                                              Medion AG                                                                            -                23,100             23,100                     -            863,376            863,376
                                              Puma AG Rudolf Dassler Sport                                                         -                 9,100              9,100                     -            873,805            873,805
                                              SAP AG                                                                               -                20,500             20,500                     -          2,100,240          2,100,240
                                              T-Online International AG                                                       56,743                     -             56,743               445,818                  -            445,818

         GREECE                               Coca-Cola Hellenic Bottling Co. SA                                                   -                99,200             99,200                     -          1,450,292          1,450,292

         HONG KONG                            China Telecom Corp. Ltd.                                                     2,374,654                     -          2,374,654               453,676                  -            453,676
                                              CNOOC Ltd.                                                                     138,000                     -            138,000               181,369                  -            181,369
                                              Espirit Holdings Ltd.                                                                -               320,600            320,600                     -            628,947            628,947
                                              Huaneng Power International, Inc.                                              244,000             1,340,000          1,584,000               231,516          1,271,440          1,502,956
                                              Johnson Electric Holdings Ltd.                                                  72,000                     -             72,000                77,548                  -             77,548
                                              Sinopec Shanghai Petrochemical Co. Ltd.                                        548,000                     -            548,000                85,021                  -             85,021
                                              Techtronic Industries Co. Ltd.                                                       -               553,700            553,700                     -            695,761            695,761

         INDIA                                HDFC Bank Ltd.                                                                       -               108,500            108,500                     -            564,558            564,558
                                              Infosys Technologies Ltd.                                                            -                16,500             16,500                     -            972,557            972,557

         INDONESIA                            Pt Unilever Indonesia TBK                                                            -               172,300            172,300                     -            417,167            417,167

         IRELAND                              Allied Irish Bank PLC                                                           46,315               181,092            227,407               713,302          1,361,423          2,074,725
                                              Bank of Ireland                                                                 54,525                     -             54,525               672,404                  -            672,404
                                              CRH PLC                                                                          1,251                     -              1,251                19,211                  -             19,211
                                              Ryanair Holdings PLC [ADR]                                                           -                34,000             34,000                     -          1,348,780          1,348,780

         ISRAEL                               Teva Pharmaceutical Industries Ltd. [ADR]                                        8,425                49,990             58,415               393,448          2,334,533          2,727,981

         ITALY                                Banco Popolare di Verona e Novara Scrl                                          16,500                     -             16,500               224,103                  -            224,103
                                              Eni SPA                                                                         58,800                     -             58,800               837,994                  -            837,994
                                              Industria Macchine Automatiche SPA                                                   -                18,300             18,300                     -            195,450            195,450
                                              Merloni Elettrodomestici SPA                                                         -                76,400             76,400                     -            929,378            929,378
                                              Snam Rete Gas SPA                                                              108,715                     -            108,715               394,317                  -            394,317
                                              UniCredito Italiano SPA                                                        263,200                     -            263,200             1,151,448                  -          1,151,448

         JAPAN                                Ajinomoto Co., Inc.                                                             40,000                     -             40,000               405,836                  -            405,836
                                              Asahi Glass Co. Ltd.                                                            63,000                     -             63,000               335,444                  -            335,444
                                              Askul Corp.                                                                          -                32,100             32,100                     -            931,293            931,293
                                              Canon, Inc.                                                                     23,000                48,000             71,000               929,565          1,939,963          2,869,528
                                              Don Quijote Co. Ltd.                                                                 -                 8,500              8,500                     -            771,885            771,885
                                              East Japan Railway Co.                                                              34                     -                 34               153,949                  -            153,949
                                              FANUC Ltd.                                                                       9,000                     -              9,000               368,271                  -            368,271
                                              Fujisawa Pharmaceutical Co. Ltd.                                                17,000                     -             17,000               287,942                  -            287,942
                                              Honda Motor Co. Ltd.                                                            10,900                     -             10,900               361,018                  -            361,018
                                              Hoya Corp.                                                                       8,300                     -              8,300               490,651                  -            490,651
                                              Kao Corp.                                                                        7,000                27,000             34,000               127,662          1,596,093          1,723,755
                                              KDDI Corp.                                                                         130                     -                130               394,600                  -            394,600
                                              Keyence Corp.                                                                    2,180                17,270             19,450               350,416          2,776,001          3,126,417
                                              Nissan Motor Co. Ltd.                                                           98,000               385,200            483,200               751,887          2,955,375          3,707,262
                                              Nitto Denko Corp.                                                                    -                85,700             85,700                     -          2,464,791          2,464,791
                                              Nomura Holdings, Inc.                                                           24,000               194,000            218,000               237,666          1,921,130          2,158,796
                                              NTT DoCoMo, Inc.                                                                   253                     -                253               521,868                  -            521,868
                                              Olympus Optical Co., Ltd.                                                       15,000                     -             15,000               259,727                  -            259,727
                                              Pioneer Corp.                                                                        -                97,200             97,200                     -          1,947,912          1,947,912
                                              Sharp Corp.                                                                     42,000               247,900            289,900               440,215          2,598,315          3,038,530
                                              SMC Corp.                                                                        4,500                28,300             32,800               338,840          2,130,924          2,469,764
                                              Sumitomo Trust  & Banking Co. Ltd.                                                    -               675,000            675,000                     -          1,913,047          1,913,047
                                              Takeda Chemical Industries Ltd.                                                  7,000                     -              7,000               256,498                  -            256,498
                                              Tokyo Gas Co. Ltd.                                                              80,000                     -             80,000               260,272                  -            260,272
                                              Toshiba Corp.                                                                  132,000                     -            132,000               351,970                  -            351,970
                                              Yahoo Japan Corp.                                                                   18                     -                 18               202,247                  -            202,247
                                              Yamada Denki Co. Ltd.                                                                -                29,200             29,200                     -            563,139            563,139

         KOREA                                POSCO                                                                            1,239                     -              1,239               104,525                  -            104,525
                                              Samsung Electronics Co. Ltd.                                                     2,250                 8,290             10,540               564,814          2,081,029          2,645,843

         MEXICO                               America Movil Cl-L [ADR]                                                        20,100                     -             20,100               337,077                  -            337,077
                                              America Movil SA de CV                                                               -             1,860,800          1,860,800                     -          1,554,885          1,554,885
                                              Grupo Financiero BBVA Bancomer SA de CV                                              -             1,305,400          1,305,400                     -          1,135,186          1,135,186
                                              Wal-Mart de Mexico SA de CV Cl-C                                                     -               825,000            825,000                     -          2,100,175          2,100,175
                                              Wal-Mart de Mexico SA de CV Cl-V                                                61,398                     -             61,398               170,020                  -            170,020

         NETHERLANDS                          Euronext NV                                                                          -                69,106             69,106                     -          1,527,051          1,527,051
                                              ING Groep NV                                                                    24,800                     -             24,800               402,705                  -            402,705
                                              Koninklijke (Royal) KPN NV                                                      97,100                     -             97,100               645,860                  -            645,860
                                              STMicroelectronics NV                                                                -               174,912            174,912                     -          3,615,207          3,615,207
                                              STMicroelectronics NV NY Reg.                                                   12,576                     -             12,576               258,940                  -            258,940
                                              Unilever NV                                                                     16,762                49,950             66,712             1,055,996          3,146,821          4,202,817
                                              VNU NV                                                                           8,926                     -              8,926               259,002                  -            259,002

         NEW ZEALAND                          The Warehouse Group  Ltd.                                                            -               144,700            144,700                     -            453,252            453,252

         RUSSIA                               AO VimpelCom [ADR]                                                               4,902                     -              4,902               195,394                  -            195,394
                                              Lukoil Holdings [ADR]                                                            3,358                     -              3,358               231,165                  -            231,165
                                              Mobile Telesystems [ADR]                                                         5,300                     -              5,300               254,399                  -            254,399
                                              Surgutneftegaz [ADR]                                                             9,100                     -              9,100               182,000                  -            182,000

         SINGAPORE                            Venture Corp. Ltd.                                                                   -               122,400            122,400                     -          1,020,236          1,020,236

         SPAIN                                Acesa Infrastructuras SA                                                        19,285                     -             19,285               250,737                  -            250,737
                                              Altadis SA                                                                      25,000                     -             25,000               644,502                  -            644,502
                                              Banco Popular Espanol SA                                                         8,700                41,700             50,400               421,776          2,021,615          2,443,391
                                              Banco Santander Central Hispano SA                                              72,400                     -             72,400               568,832                  -            568,832
                                              Gas Natural SDG SA                                                              17,900                     -             17,900               342,602                  -            342,602
                                              Grupo Dragados SA                                                               15,500                     -             15,500               296,147                  -            296,147
                                              Grupo Ferrovial SA                                                              17,131                39,200             56,331               454,640          1,040,329          1,494,969
                                              Repsol YPF SA                                                                   40,100                     -             40,100               584,020                  -            584,020
                                              Telefonica SA                                                                   61,000                     -             61,000               674,646                  -            674,646
                                              Telefonica SA Rights                                                               676                     -                676                 7,476                  -              7,476

         SWEDEN                               Ericsson, (L.M.) Telefonaktiebolaget Cl-B                                      143,400                     -            143,400               130,609                  -            130,609
                                              Foreningsparbanken AB                                                           31,800                     -             31,800               431,535                  -            431,535
                                              Hennes  & Mauritz AB Cl-B                                                             -               104,000            104,000                     -          2,314,041          2,314,041
                                              Svenska Cellulosa AB Cl-B                                                        4,500                     -              4,500               152,391                  -            152,391
                                              Tele2 AB Cl-B                                                                    5,926                     -              5,926               197,784                  -            197,784

         SWITZERLAND                          Adecco SA                                                                        3,513                     -              3,513               134,691                  -            134,691
                                              Alcon, Inc.                                                                      3,518                     -              3,518               154,968                  -            154,968
                                              Credit Suisse Group                                                              6,800                     -              6,800               162,447                  -            162,447
                                              Logitech International SA                                                            -                22,500             22,500                     -            829,487            829,487
                                              Micronas Semiconductor Holding AG                                                    -                33,300             33,300                     -            773,414            773,414
                                              Nestle SA                                                                        3,742                     -              3,742               762,880                  -            762,880
                                              Novartis AG                                                                     30,495                     -             30,495             1,202,927                  -          1,202,927
                                              Roche Holding AG                                                                10,194                     -             10,194               648,653                  -            648,653
                                              UBS AG                                                                           7,277                61,110             68,387               345,269          2,899,465          3,244,734

         TAIWAN                               Hon Hai Precision Industry Co. Ltd.                                                  -               245,000            245,000                     -            766,064            766,064

         UNITED KINGDOM                       3i Group PLC                                                                    22,500               177,100            199,600               167,218          1,316,192          1,483,410
                                              Acambis PLC                                                                          -               132,800            132,800                     -            601,726            601,726
                                              Alliance  & Leicester PLC                                                        35,310                     -             35,310               457,685                  -            457,685
                                              AstraZeneca PLC                                                                 17,100                     -             17,100               670,958                  -            670,958
                                              BAA PLC                                                                         46,200                     -             46,200               356,646                  -            356,646
                                              BG Group PLC                                                                         -               850,800            850,800                     -          3,402,902          3,402,902
                                              BHP Billiton PLC                                                                     -               520,300            520,300                     -          2,661,041          2,661,041
                                              British Sky Broadcasting Group PLC                                                   -               222,500            222,500                     -          2,306,151          2,306,151
                                              Capita Group PLC                                                                     -               308,500            308,500                     -          1,249,916          1,249,916
                                              Diageo PLC                                                                      58,507                     -             58,507               648,956                  -            648,956
                                              Exel PLC                                                                        21,039                     -             21,039               201,755                  -            201,755
                                              Gallaher Group PLC                                                              35,647                     -             35,647               337,566                  -            337,566
                                              GlaxoSmithKline PLC [ADR]                                                       20,672                     -             20,672               837,629                  -            837,629
                                              HBOS PLC                                                                       101,475               266,004            367,479             1,188,805          3,116,304          4,305,109
                                              Imperial Tobacco Group PLC                                                      10,300                     -             10,300               172,358                  -            172,358
                                              Man Group PLC                                                                        -                87,500             87,500                     -          1,475,395          1,475,395
                                              Marks  & Spencer PLC                                                             37,908                     -             37,908               176,611                  -            176,611
                                              mmO2 PLC                                                                       665,658                     -            665,658               593,122                  -            593,122
                                              Northern Rock PLC                                                                    -                93,500             93,500                     -          1,069,225          1,069,225
                                              Reckitt Benckiser PLC                                                           63,657               108,195            171,852             1,122,706          1,908,215          3,030,921
                                              Rentokil Initial PLC                                                           101,462                     -            101,462               303,244                  -            303,244
                                              Rio Tinto PLC                                                                   25,200                     -             25,200               481,703                  -            481,703
                                              Royal Bank of Scotland Group PLC                                                56,026                     -             56,026             1,469,420                  -          1,469,420
                                              Smith  & Nephew PLC                                                              27,200                     -             27,200               181,390                  -            181,390
                                              Standard Chartered PLC                                                               -               143,917            143,917                     -          1,605,518          1,605,518
                                              Tesco PLC                                                                            -               817,400            817,400                     -          2,586,709          2,586,709
                                              Vodafone Group PLC                                                             957,812             1,411,800          2,369,612             1,890,579          2,786,685          4,677,264
                                              Willis Group Holdings Ltd.                                                           -                28,855             28,855                     -            899,987            899,987
                                              WPP Group PLC                                                                   43,381                     -             43,381               308,710                  -            308,710
                                                                                                                --------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                        8,426,181            21,796,746         30,222,927            51,138,024        119,243,811        170,381,835
                                                                                                                --------------------------------------------------------------------------------------------------------------------------
   (COST $46,478,225, $113,757,541,  & $160,235,766 RESPECTIVELY)

U.S. STOCK

         INSURANCE                            Ace Ltd.                                                                             -                56,400             56,400                     -          1,865,712          1,865,712

         OIL  & GAS                            Nabors Industries, Ltd.                                                          8,800                     -              8,800               344,960                  -            344,960
                                                                                                                --------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. STOCK                                                                                                               8,800                56,400             65,200               344,960          1,865,712          2,210,672
                                                                                                                --------------------------------------------------------------------------------------------------------------------------
   (COST $319,830, $1,781,275,  & $2,101,105 RESPECTIVELY)

SHORT-TERM INVESTMENTS

         REGISTERED INVESTMENT COMPANIES      J.P. Morgan Prime II Money Market Fund                                          72,489                     -             72,489                72,489                  -             72,489

         U.S.GOVERNMENT AGENCY OBLIGATIONS    Federal Home Loan Bank                    1.25%          05/01/03                5,700                     -              5,700             5,700,000                  -          5,700,000
                                                                                                                --------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                                  78,189                     -             78,189             5,772,489                  -          5,772,489
                                                                                                                --------------------------------------------------------------------------------------------------------------------------
   (COST $5,772,489, $0,  & $5,772,489 RESPECTIVELY)

TOTAL INVESTMENTS                                                                                                                                                                        57,255,473        121,109,523        178,364,996
   (COST OF $52,570,544, $115,538,816,  & $168,109,360 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                    (1,416,222)         8,709,845          7,293,623

                                                                                                                                                                              ------------------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                                       $ 55,839,251      $ 129,819,368      $ 185,658,619
                                                                                                                                                                              ============================================================

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                         ProForma
                                                                                ASAF American                  ASAF William                               Combined
                                                                                  Century                       Blair                                ASAF William Blair
                                                                               International Growth            International     Adjustments        International Growth
                                                                             ------------------------------------------------------------------------------------------
Assets
    Investments in securities at value (A)                                 $             57,255,473             $ 121,109,523     $                   $ 178,364,996
    Cash                                                                                     40,636               10,247,534                             10,288,170
    Foreign Currency (B)                                                                          -               1,494,019                               1,494,019
    Receivable for:
        Securities sold                                                                   4,113,563               1,526,636                               5,640,199
        Dividends and interest                                                              320,826                 804,330                               1,125,156
        Future Variation Margin                                                                   -                       -                                       -
        Fund shares sold                                                                  1,604,323                  63,680                               1,668,003
    Unrealized appreciation on foreign curreny exchange contracts                               393                       -                                     393
    Receivable from Investment Manager                                                       23,904                       -                                  23,904
    Prepaid Expenses                                                                         38,439                  25,047                                  63,486
                                                                              ----------------------              ----------        ---------           ------------
        Total Assets                                                                     63,397,557               135,270,769              -            198,668,326
                                                                             -----------------------              ----------        ---------           ------------

Liabilities
    Cash overdraft                                                                                -                       -                                       -
    Unrealized depreciation on foreign currency exchange contracts                           33,873                       -                                  33,873
    Payable to Investment Manager                                                                 -                  83,688                                  83,688
    Payable upon return of securities lent                                                        -                       -                                       -
    Payable for:
        Securities purchased                                                              1,995,740               4,229,089                               6,224,829
        Fund shares redeemed                                                              5,321,489                 807,626                               6,129,115
        Futures Variation Margin                                                                  -                       -                                       -
        Distribution Fees                                                                    35,334                  91,391                                 126,725
    Accrued expenses and other liabilities                                                  171,870                 239,607                                 411,477
                                                                             ----------------------              ----------        ---------           ------------
        Total Liabilities                                                                 7,558,306               5,451,401                -             13,009,707
                                                                             -----------------------              ----------        ---------           ------------
Net Assets                                                                 $             55,839,251             $ 129,819,368              -          $ 185,658,619
                                                                             =======================              ==========        =========           ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                        $                  9,855             $    16,170       $                   $      26,025
Additional paid-in capital                                                               96,544,263               317,402,519                           413,946,782
Undistributed net investment income (loss)                                                 (171,163)               (276,357)                               (447,520)
Accumulated net realized gain (loss) on investments                                     (45,244,487)              (192,920,006)                         (238,164,493)
Accumulated net unrealized appreciation (depreciation) on investments                     4,700,783               5,597,042                              10,297,825
                                                                             -----------------------              ----------        ---------           ------------
Net Assets                                                                 $             55,839,251             $ 129,819,368              -          $ 185,658,619
                                                                             =======================              ==========        =========           ============
(A) Investments at cost                                                    $             52,570,544             $ 115,538,816              -          $ 168,109,360
                                                                             =======================              ==========        =========           ============
(B) Foreign Currency at Cost                                               $                      -             $ 1,500,000                -              1,500,000
                                                                             =======================              ==========        =========           ============

                                                                                                                                                          ProForma
                                                                                ASAF American                  ASAF William                               Combined
                                                                                  Century                       Blair                                ASAF William Blair
                                                                               International Growth            International     Adjustments        International Growth
                                                                              ------------------------------------------------------------------------------------------
                                          NET ASSET VALUE:
                                              Class A:  Net Assets                       20,017,438               29,677,570                             49,695,008
                                                   Shares Outstanding                     3,552,483               3,641,721         (1,096,356)       *   6,097,848
                                                   Net Asset Value
                                                   Per Share                                   5.63                    8.15                                    8.15

                                              Class B:  Net Assets                       17,800,647               55,866,518                             73,667,165
                                                   Shares Outstanding                     3,130,241               6,993,180         (902,375)         *   9,221,046
                                                   Net Asset Value
                                                    Per Share                                  5.69                    7.99                                    7.99

                                              Class C:  Net Assets                       13,241,923               28,158,039                             41,399,962
                                                   Shares Outstanding                     2,333,623               3,517,711         (678,383)         *   5,172,951
                                                   Net Asset Value
                                                    Per Share                                  5.67                    8.00                                    8.00

                                              Class X:  Net Assets                        4,779,243               16,117,241                             20,896,484
                                                   Shares Outstanding                       838,898               2,017,246         (240,745)         *   2,615,399
                                                   Net Asset Value
                                                    Per Share                                  5.70                    7.99                                    7.99

*Reflects the change in shares of American Century International Growth upon conversion to
William Blair International Growth.

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                           ProForma
                                                                    ASAF American               ASAF William                               Combined
                                                                       Century                    Blair                                ASAF William Blair
                                                                 International Growth          International     Adjustments        International Growth
                                                                    ---------------------------------------------------       -----------------
Investment Income
            Interest                                              $            103,282   $        167,278                   $          270,560
            Dividends                                                        1,382,650          3,095,205                            4,477,855
            Security Lending                                                         -                  -                                    -
            Foreign taxes withheld                                            (110,193)          (322,675)                            (432,868)
                                                                    -------------------    ---------------                    -----------------
                                                                                                            -----------
                    Total Investment Income                                  1,375,739          2,939,808            -               4,315,547
                                                                    -------------------    ---------------  -----------       -----------------

Expenses
            Advisory fees                                                      580,843          1,674,335       34,911 (a)           2,290,089
            Shareholder servicing fees                                         422,090            971,522                            1,393,612
            Administration and accounting fees                                 107,913            128,901      (66,307)(b)             170,507
            Custodian fees                                                     302,734             92,144     (283,242)(c)             111,636
            Distribution Fees - Class A                                         83,559            172,200                              255,759
            Distribution Fees - Class B                                        207,129            690,936                              898,065
            Distribution Fees - Class C                                        150,962            352,097                              503,059
            Distribution Fees - Class X                                         55,247            190,919                              246,166
            Legal Fees                                                           7,016              6,252                               13,268
            Audit Fees                                                           2,941             15,392         (441)(d)              17,892
            Organizational Costs                                                 3,909                  -                                3,909
            Directors Fees                                                       7,274             10,389                               17,663
            Registration Fees                                                   53,589             29,669      (27,295)(e)              55,963
            Printing and Postage Expenses                                       47,753            128,623       (2,388)(f)             173,988
            Pricing Fees                                                         3,776              5,449       (3,776)(g)               5,449
            Miscellaneous expenses                                               8,516             10,301                               18,817
                                                                    -------------------    ---------------  -----------       -----------------
                    Total Expenses                                           2,045,251          4,479,129     (348,538)              6,175,842
                    Less: Expense Reimbursements                              (619,622)          (547,617)     348,538 (h)            (818,701)
                                                                     ------------------    ---------------  -----------       -----------------
                    Net Expenses                                             1,425,629          3,931,512            -               5,357,141
                                                                    -------------------    ---------------  -----------       -----------------

Net Investment Income (Loss)                                                   (49,890)          (991,704)           -              (1,041,594)
                                                                    -------------------    ---------------  -----------       -----------------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                                   (12,939,031)       (43,389,500)                         (56,328,531)
              Futures Contracts                                                      -                  -                                    0
              Written Options Contracts                                              -                  -                                    0
              Swap Agreements                                                        -                  -                                    0
               Foreign currency transactions                                  (115,042)        (2,320,797)                          (2,435,839)
                                                                                           ---------------
                                                                     ------------------                     -----------       -----------------
            Net Realized Gain (Loss)                                       (13,054,073)       (45,710,297)                         (58,764,370)
                                                                    -------------------    ---------------  -----------       -----------------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                                   (1,492,384)          (648,971)                          (2,141,355)
               Futures Contracts                                                     -                  -                                    -
               Written Options Contracts                                             -                  -                                    -
               Swap Agreements                                                       -                  -                                    -
               Translation of assets and liabilities denominated                     -                  -                                    -
                 in foreign currencies                                           8,541           (540,573)                            (532,032)
                                                                                           ---------------                    -----------------
                                                                     ------------------                     -----------
            Net change in unrealized appreciation (depreciation)            (1,483,843)        (1,189,544)                          (2,673,387)
                                                                    -------------------    ---------------  -----------       -----------------
                                                                                                             ----------
            Net gain (loss) on investments                                 (14,537,916)       (46,899,841)                         (61,437,757)
                                                                    -------------------    ---------------  -----------       -----------------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                     $        (14,587,806)  $    (47,891,545)           -      $      (62,479,351)
                                                                    ===================    ===============  ===========       =================

-----------------------------------------------------------------------------------------------------------------------------------------------

(a) From May 1, 2002 to November 10, 2002, the advisory fee for William Blair International Growth was 1.10%. From
November 11, 2002 to April 30, 2003, the advisory fee was reduced to 0.95%. The advisory fee for American Century
International Growth was 1.00% The adjustment reflects a net decrease in advisory fees for the twelve-month period.  Had the advisory fee reduction taken effect on May 1st, 2002, the adjustment to advisory fees would have been a reduction of $29,410.
(b) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(c) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(d) Reflects savings in audit fees from the elimination of the audit of one Fund.
(e) Reflects savings in state registration fees from the consolidation of Fund assets.
(f) Reflects savings in printing expense from the elimination of one Fund.
(g) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(h) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF DeAM International Equity Fund and the ASAF William Blair International Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF William Blair International Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF William Blair International Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                                  FILE NOS. 333__________ & 811-08085

                                                               FORM N-14

                                                                PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers,  directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant,  and of other  employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the  Registrant and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation and Article V of
the Registrant's By-laws, both filed herewith.

         With respect to liability of the  Investment  Manager to Registrant  or to  shareholders  of ASAF William Blair  International
Growth  Fund  under the  Investment  Management  Agreements,  reference  is made to Section  13 of each form of  Investment  Management
Agreement filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the  Investment  Manager,  any
affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the  "ICA"),  of the
Investment  Manager and each person,  if any, who controls the Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933 Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification of American Skandia Marketing,  Incorporated (the  "Distributor"),  its officers and  directors  and any person who controls  the  Distributor  within the meaning of Section 15 of the 1933 Act, and the  Distributor's
indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any, within the meaning of the
1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed document  indicated  below,  except Exhibits 12(A) and
14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of Registrant as filed on March 10, 1997 and Articles of Amendment of Registrant
                           dated November 11, 2002 previously  filed with  Post-Effective  Amendment No. 23 to  Registration  Statement
                           filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of  Incorporation  and By-laws of the Registrant  filed with  Post-Effective  Amendment No. 23 to
                  Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential Investments LLC, and
     American Skandia Investment Services, Inc. for the ASAF William Blair International Growth Fund was previously filed with
     Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between  American  Skandia  Advisor  Funds,  Inc., and each of Prudential
                           Investments LLC, and American Skandia Investment Services,  Inc. for the ASAF DeAM International Equity Fund
                           was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on
                           May 9, 2003.

                  (C)      Investment  Management  Agreement  between  American  Skandia  Advisor  Funds,  Inc., and each of Prudential
                           Investments LLC, and American Skandia Investment Services,  Inc. for the ASAF American Century International
                           Growth Fund was previously  filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on
                           Form N-1A on May 9, 2003.

                  (D)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments LLC and William Blair  & Company,  L.L.C.  for the ASAF William Blair  International  Growth Fund
                           was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on
                           May 9, 2003.

                  (E)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the ASAF DeAM  International  Equity  Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (F)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments  LLC  and  American  Century  Investment   Management,   Inc.  for  the  ASAF  American  Century
                           International  Growth  Fund was  previously  filed  with  Post-Effective  Amendment  No. 25 to  Registration
                           Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form  of  Sales  Agreement  with  American  Skandia  Marketing,   Incorporated  was  previously  filed  with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  trustees  or  officers  of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody  Agreement  between  Registrant  and PNC Bank was  previously  filed with  Post-Effective  Amendment  No. 2 to
                           Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with  Post-Effective  Amendment
                           No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust Company was  previously  filed with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan Bank was previously  filed with Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 16, 2001.

(E)      Form of Amendment to Custody Agreement between  Registrant and PFPC Trust Company filed with  Post-Effective  Amendment No. 10
                           Registration Statement filed on Form N-1A on March 2, 2000.

(F)      Form of Transfer  Agency and Service  Agreement  between  Registrant and American  Skandia Fund  Services,  Inc was previously filed with Post-Effective Amendment No. 17 to Registration Statement filed on Form N-1A on October 11, 2001.

(G)      Form of Sub-transfer  Agency and Service  Agreement  between  American  Skandia Fund Services,  Inc. and Boston Financial Data
                           Services,  Inc was previously filed with Post-Effective  Amendment No. 20 to Registration Statement filed on
                           Form N-1A on March 1, 2002.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing  any action taken to revoke the plan;

                  (A)        Form of Distribution and Service Plan for Class A Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of Distribution and Service Plan for Class B Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (C)        Form of Distribution and Service Plan for Class C Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of Distribution and Service Plan for Class X Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 24 to  Registration
                           Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of Administration  Agreement between  Registrant and PFPC Inc. was previously filed with  Post-Effective  Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Administration  Agreement between Registrant and American Skandia Investment Services,  Incorporated  previously filed with Post-Effective Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is to be filed subsequently.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney  previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of August, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President  & Director                        8/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    8/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         8/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    8/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    8/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    8/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    8/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    8/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    8/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    8/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    8/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                                AMERICAN SKANDIA ADVISOR FUNDS
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

      EXHIBIT NO.          DESCRIPTION

                  (12)(A)           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                  (14)(A)  Consent of Auditors       to be filed subsequently

                                                            Exhibit (12)(A)

                    Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

--------
1 Please  note  there is a  separate  Plan for each  Acquired  Fund,  the terms of which are  substantially  similar.  For  clarity  of presentation,  this combined  Prospectus/Proxy  Statement refers to each separate  reorganization  of an Acquired Fund into the William
Blair International Fund as the "Transaction."